UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07322
The Integrity Funds
(Exact name of registrant as specified in charter)

Address of Registrant	1 Main Street North
Minot, ND 58703

Name and Address of agent for service	Brent Wheeler, Mutual Fund Chief Compliance Officer Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant’s telephone number, including area code	(701) 852-5292

Date of fiscal year end	December 31
Date of reporting period	June 30, 2006

Item 1)	Reports to Stockholders.

Dear Shareholders:

Enclosed is the report of the operations for the Integrity All Season Fund (the "Fund") for the six months ended June 30, 2006.  The Fund's portfolio and related financial statements are presented within for your review.

Relative Performance

The Integrity All Season Fund had a weaker than expected 2nd quarter.  During the quarter the Fund lost a very tolerable 2.32%*, however draw downs from peak to trough within the quarter slightly exceeded our own risk tolerance of 5%. As you know, the design of the Fund is to offer investors a risk managed fund that limits losses to approximately 5% while capturing approximately 70% of the gain of the S&P 500 and avoiding 90% of any loss on an annual basis.  While the Fund did accomplish the objective while the broad market lost between 8% and 13% during the quarter, we were disappointed that relative performance during the cycle was not stronger.  We attribute the relative performance to an anomalous situation that occurred in both the commodities and international markets. Prior to a near crash event in both segments, the market trends strongly favored both groups on a relative strength and risk adjusted basis.  Our model followed the trend by overweighting these areas in late 2005 and early 2006.  From the price peak on the 9th of May, internationals lost over 25% in 24 market days and commodities lost over 15% in the same period.  While these types of reversals are not unheard of, the favorable character of the price patterns prior to these waterfall type declines does not normally project a correction of this magnitude.  We believe this turn of events and the general action in U.S. market in the 2nd quarter is indicative of a pending bear market (See Current Model Conditions and Forecasts below).  Along those lines, the challenge of making and keeping returns in the financial markets continues and is likely to persist until stock prices across all asset styles and classes become more attractively priced.  As a result of second quarter performance, our risk metrics on the Fund rose slightly from a beta of 0.34 to 0.41 while our standard deviation of returns remains at exactly one half that of the S&P 500 index.  Year to date, the All Season Fund is positive on the year but lagging its Morningstar “moderate allocation” benchmark by approximately 1.5%.

Current Allocations

Current allocations by asset class are 37% equities, 29% bonds and 33% cash or cash alternatives (60 day Agencies paying 4.9%).  The equity allocation is invested 16% across two stock baskets (“Leaders” and “Non-Cyclicals”) as well as heavy exposure to highly liquid ETFs showing positive relative strength to the U.S. stock market.  The decline in the second quarter also showed a clear preference and rotation toward pre-recessionary safe havens like utilities, financials, consumer staples and cash.  Our relative strength model followed the trend and the bulk of assets exposed to stock market risk have been reallocated to these sectors.  Our telecom investment falls outside the normal box of recessionary leaders and is worthy of note.  The Fund now has an overweight exposure to the sector as it continues to exhibit favorable risk, return and relative strength characteristics, however telecom strength is not normally associated with a market angling toward defensive issues.  We will remain alert for weakness in this sector but continue to hold as conditions dictate.  The bond allocation of 29% includes our allocation to SMH high yield of 20%.  Beyond the SMH allocation, the Fund also shifted our short term bond positions to intermediate and even longer term bonds as there is more evidence of a potential bottom in the bond market in this pre-recessionary environment.  Total Treasury bond exposure still remains relatively low at 9% of total assets.

Current Model Technical Condition and Forecasts

To quote from last quarter’s forecast, “Our technical model went on an intermediate term sell on the 8th of March.  Very often, the markets will attempt one final push higher beyond this trigger point and we wait for our short term measures to become overbought before taking profits.  We began cutting back on U.S. stock exposure on the 15th of March and continue to do so through early April.  Our cycles point decisively down into early May but we are looking for a better seasonal low to occur closer to the end of August or early Sept.”  Nothing much has changed from this forecast.  We still project the Dow to see 9800 before the end of 2006 and the pattern of weak 2nd and 3rd quarters in the U.S. stock market appears intact.  I believe the global stock market declines of May and June will ultimately serve as a warning shot for the real decline in stocks scheduled to reengage near the end of July or early August.  While we believe the decline will surprise many and we might be looking at a broad market trading solidly in negative territory by October, this will be one of the best buying opportunities of the decade.  The presidential election cycle appears to be having a strong impact on market trends and this cycle calls for an average 50% move higher from the lows of 2006 to the highs in 2008 according to the work of Yale Hirsch and the stock trader’s almanac.  Therefore, again our expectation for the U.S. stock market in 2006 remains unfavorable beyond the middle of July but we look at the pending decline as a “deep discount” for investors.  We are very concerned about the impact of rising rates, rising costs of resources and the fallout from a failing real estate driven economy.  However, we will let prices and technicals, rather than fundamentals and assumptions, drive our investment behavior.  For now our investment model remains defensively invested until we can identify the final oversold market condition.

To all of our investors, we appreciate your patience this quarter and through the reminder of this negative cycle in stocks.  Rest assured, we intend to get aggressively invested near the final lows of this decline with capital intact and subsequently look forward to putting some good numbers on the books.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Sam Jones

Senior Portfolio Manager

The views expressed are those of Samuel F. Jones and All Season Financial Advisors, Sub-Advisor to Integrity All Season Fund.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

June 30, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's web site at www.integrityfunds.com.  This information is also available from the EDGAR database on the SEC's web site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Form N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions  June 30, 2006 (Unaudited)

American Depository Receipt (ADR)

A negotiable certificate representing a given number of shares of stock in a foreign corporation.  It is bought and sold in the American securities markets, just as stock is traded.

Appreciation

Increase in the value of an asset.

Average Annual Total Return

A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index

A commonly used measure of inflation; it does not represent an investment return.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

Decrease in the value of an asset.

Exchange-traded Fund (ETF)

An index fund which is traded on the stock market.

Growth Fund

A type of diversified common stock fund that has capital appreciation as its primary goal.  It invests in companies that reinvest most of their earnings for expansion, research, or development.

Load

A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value

Actual price at which a fund trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Multiple Classes of Shares

Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are “classes” of shares.  Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals.  Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price

The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

June 30, 2006 (Unaudited)

TOP TEN HOLDINGS

(As a % of Net Assets)

1.	FHLB Discount Note	9.4%
2	IShares Lehman 20+ Yr. Treas.	4.5%
3.	IShares Dow Jones U.S. Telecomm. Sector Index Fund	4.1%
4.	S&P Dep. Receipts	3.2%
5.	Diamonds Trust Series I	2.4%
6.	IShares Dow Jones U.S. Healthcare Sector Index Fund	2.3%
7.	Berkshire Hathaway 'B'	2.1%
8.	Technology Select Sector SPDR Fund	2.0%
9.	Utilities Select Sector SPDR Fund	1.9%
10.	IShares Lehman 7-10 Year Treasury	1.6%

The Fund’s holdings are subject to change at any time.

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

B	62.9%
BB	16.1%
CCC	11.8%
NR	9.2%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.

These percentages are subject to change.

June 30, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE:

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from inception December 30, 2005 to June 30, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/30/05	Ending Account Value 06/30/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,007.98	$13.30
Class C	$1,000.00	$1,004.00	$17.03
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,011.75	$13.33
Class C	$1,000.00	$1,008.00	$17.07

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (2.65% for Class A and 3.40% for Class C), multiplied by the average account value over the period, multiplied by 180/360 days.  Class A’s ending account value in the “Actual” section of the table is based on its actual total return of 0.80% for the six-month period from December 30, 2005 to June 30, 2006.  Class C’s ending account value in the “Actual” section of the table is based on its actual total return of 0.40% for the six-month period from December 30, 2005 to June 30, 2006.

June 30, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ended June 30, 2006
Integrity All Season Fund				Since Inception
Class A	1 year	5 year	10 year	(August 8, 2005)
Without Sales Charge	N/A	N/A	N/A	1.27%
With Sales Charge (5.75%)	N/A	N/A	N/A	(4.55%)

Lipper Mixed-Asset Target Allocation Moderate Index*	1 year	5 year	10 year	Since Inception (August 8, 2005)
	N/A	N/A	N/A	4.62%

				Since Inception
S&P 500 Index	1 year	5 year	10 year	(August 8, 2005)
	N/A	N/A	N/A	5.37%

	For periods ended June 30, 2006
Integrity All Season Fund				Since Inception
Class C	1 year	5 year	10 year	(August 8, 2005)
Without CDSC	N/A	N/A	N/A	0.67%
With CDSC (1.00%)	N/A	N/A	N/A	(0.33%)

Lipper Mixed-Asset Target Allocation Moderate Index*	1 year	5 year	10 year	Since Inception (August 8, 2005)
	N/A	N/A	N/A	4.62%

				Since Inception
S&P 500 Index	1 year	5 year	10 year	(August 8, 2005)
	N/A	N/A	N/A	5.37%

* The Lipper Balanced Fund Index (referenced in the Fund’s December 30, 2005 annual report) is no longer available for use as a benchmark.

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

June 30, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Integrity All Season Fund, Lipper Mixed-Asset Target Allocation Moderate Index, and S&P 500 Index

Class A Shares
	Integrity All Season Fund w/o Sales Charge	Integrity All Season Fund w/Max Sales Charge	Lipper Mixed-Asset Target Allocation Moderate Index*	S&P 500 Index
08/08/05	$10,000	$9,425	$10,000	$10,000
2005	$10,047	$9,469	$10,221	$10,259
06/30/06	$10,127	$9,545	$10,462	$10,537

* The Lipper Balanced Fund Index (referenced in the Fund’s December 30, 2005 annual report) is no longer available for use as a benchmark.

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

June 30, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Trustees.  Two of the remaining three Trustees and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Director Lynn Aas retired from the Board of Directors and Jerry Stai was subsequently nominated and elected to the Board of Directors to fill the vacancy. Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 N. Main St. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave., SW Suite 305 Minot, ND 58701 71	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios.	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

June 30, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Trustee Chairman President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Trustee, Chairman, President (since January 1996) and Treasurer (until May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (since January 2002) and President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Vice President Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc.; Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Funds.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Fund.

				N/A	Minot State University Alumni Association

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

2Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Mr. Quist and Mr. Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and principal underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (17.1%)

AIRLINES (0.7%)
Expeditors International of Washington	1,930	$108,099

BUILDING MATERIALS (0.4%)
*Toll Brothers Inc.	2,340	59,834

COMMERCIAL SERVICES (0.6%)
*Iron Mountain	2,283	85,339

CONSUMER PRODUCTS (0.6%)
*Apollo Group Inc.	1,695	87,581

ENTERTAINMENT (0.7%)
*Penn National Gaming	2,558	99,199

FINANCIAL (4.4%)
*AllianceBernstein Holding L.P.	900	55,026
Chicago Mercantile Exch A	187	91,845
*ChoicePoint Inc.	2,180	91,059
First Marblehead Corp.	2,313	131,702
Nuveen Investments	2,114	91,008
Raymond James Financial	3,365	101,859
Schwab (Charles) Corp	5,710	91,246
		653,745
HEALTHCARE (0.7%)
Manor Care Inc	2,331	109,371

HOTELS (2.0%)
Choice Hotels Intl	1,562	94,657
Four Seasons Hotels, Inc.	1,646	101,130
*Wynn Resorts Ltd	1,451	106,358
		302,145
INSURANCE (1.1%)
*Arch Cap Group Ltd.	1,713	101,855
Axis Cap Holdings Ltd.	2,346	67,119
		168,974
OFFICE SUPPLIES (0.5%)
*Hewitt Associates Inc.	3,678	82,681

OIL AND GAS OPERATIONS (1.4%)
Hugoton Royalty Trust	102	3,029
*McDermott International Inc.	2,250	102,308
XTO Energy Inc.	2,241	99,209
		204,546
REAL ESTATE INVESTMENT TRUSTS (0.6%)
General Growth Properties, Inc.	2,025	91,247

RESTAURANTS (0.7%)
*Red Robbin Gourmet Burgers, Inc.	2,340	99,590

RETAIL (2.0%)
American Eagle Outfitters	2,929	99,703
*Blue Nile, Inc.	2,962	95,258
*Dicks Sporting Goods	2,563	101,495
		296,456
TRANSPORTATION (0.7%)
C.H. Robinson Worldwide	2,105	112,197

TOTAL COMMON STOCKS (COST: $2,435,835)		$2,561,004

EXCHANGE TRADED FUNDS (29.2%)
*Berkshire Hathaway 'B'	102	$310,386
Consumer Staples Select Sector SPDR	5,555	134,375
Diamonds Trust Series I	3,216	359,517
IShares Dow Jones U.S. Healthcare Sector Index Fund	5,623	339,798
IShares Dow Jones U.S. Telecomm. Sector Index Fund	23,895	612,907
IShares Lehman 20+ Yr. Treas.	7,910	666,971
IShares Lehman 7-10 year Treasury	3,060	245,779
IShares Lehman TIPS	1,635	162,797
IShares MSCI Emerging Markets ETF	1,347	126,483
IShares MSCI Japan IN	10,347	141,133
IShares Russell 2000	2,881	207,144
S&P Dep. Receipts	3,712	472,463
Technology Select Sector SPDR Fund	14,910	303,120
Utilities Select Sector SPDR Fund	8,928	288,285
TOTAL EXCHANGE TRADED FUNDS (COST: $4,375,801)		$4,371,158

	Coupon Rate	Maturity	Principal Amount
CORPORATE BONDS (17.7%)

BROADCAST SERV/PROGRAM (1.5%)
Liberty Media Corp	8.250%	02/01/2030	$105,000	$100,867
Sirius Satellite Radio	9.625	08/01/2013	133,000	125,353
				226,220
BUILDING-RESIDENTIAL/COMMER (3.8%)
K Hovnanian Enterprises	6.250	01/15/2016	74,000	64,565
Kimball Hill Inc.	10.500	12/15/2012	134,000	126,295
M/I Homes Inc.	6.875	04/01/2012	76,000	64,980
Standard Pacific Corporation	6.250	04/01/2014	77,000	66,701
Tech Olympic USA, Inc.	7.500	03/15/2011	45,000	39,713
Tech Olympic USA, Inc.	7.500	01/15/2015	25,000	20,813
WCI Communities Inc	6.625	03/15/2015	98,000	81,585
William Lyon Homes	10.750	04/01/2013	60,000	57,600
William Lyon Homes	7.500	02/15/2014	48,000	39,540
				561,792
CASINO HOTELS (1.9%)
155 E Tropicana LLC	8.750	04/01/2012	85,000	81,600
Magna Entertainment	7.250	12/15/2009	20,000	18,994
Trump Entertainment Resorts	8.500	06/01/2015	132,000	127,050
Wynn Las Vegas	6.625	12/01/2014	65,000	61,831
				289,475
COMPUTERS (0.8%)
Safeguard Scientifics	2.625	03/15/2024	159,000	121,834

ELECTRONIC COMP-SEMICON (1.7%)
Amkor Technologies, Inc.	7.750	05/15/2013	138,000	125,235
Stoneridge Inc.	11.500	05/01/2012	132,000	126,720
				251,955
FINANCE - AUTO LOANS (1.7%)
Ford Motor Credit Co	7.000	10/01/2013	143,000	123,340
General Motors Acceptance Corp	7.000	02/01/2012	134,000	128,615
				251,955
FINANCE - OTHER SERVICES (0.5%)
Level 3 Financing	10.750	10/15/2011	74,000	76,590

FOOD RETAIL (1.5%)
Landry's Restaurant	7.500	12/15/2014	131,000	119,865
Marsh Supermarkets	8.875	08/01/2007	113,000	112,152
				232,017
MEDICAL - HOSPITALS (0.8%)
Tenet Healthcare	6.875	11/15/2031	153,000	122,017

MISCELLANEOUS MANUFACTURER (0.8%)
Propex Fabrics Inc.	10.000	12/01/2012	132,000	120,450

OIL CO. - EXPLOR. & PROD. (0.8%)
Clayton William Energy	7.750	08/01/2013	135,000	124,200

RETAIL - JEWELRY (0.7%)
Finlay Fine Jewelry Corp	8.375	06/01/2012	116,000	100,630

TELECOM SERVICES (1.2%)
Grande Communications	14.000	04/01/2011	65,000	70,200
PacWest Telecom Inc.	13.500	02/01/2009	106,000	102,157
				172,357

TOTAL CORPORATE BONDS (COST: $2,683,006)				$2,651,492

SHORT-TERM GOVERNMENT NOTES (9.3%)			Maturity Value
FHLB Discount Note (COST: $1,397,904)		07/12/2006	$1,400,000	$1,398,197

TOTAL INVESTMENTS IN SECURITIES (COST: $10,892,546)				$10,981,851

OTHER ASSETS LESS LIABILITIES				3,978,328

NET ASSETS				$14,960,179

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Assets and Liabilities June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value (cost: $10,892,546)	$10,981,851
Cash	4,538,095
Accrued dividends receivable	3,018
Accrued interest receivable	61,238
Prepaid expenses	8,833
Receivable for fund shares sold	191,570
Receivable due from manager or broker	42
Total Assets	$15,784,647

LIABILITIES
Payable to affiliates	$29,741
Accrued expenses	5,491
Security purchases payable	779,717
Payable for fund shares redeemed	9,519
Total Liabilities	$824,468

NET ASSETS	$14,960,179

Net assets are represented by:
Paid-in capital	$14,870,344
Accumulated undistributed net realized gain (loss) on investments	(13,869)
Accumulated undistributed net investment income	14,399
Unrealized appreciation on investments	89,305
Total amount representing net assets applicable to
1,481,102 outstanding shares of no par common stock
(unlimited shares authorized)	$14,960,179

Net Assets Consist of:
Class A	$14,044,065
Class C	$916,114
Total Net Assets	$14,960,179

Shares Outstanding:
Class A	1,389,839
Class C	91,263

Net Asset Value per share:
Class A	$10.10
Class A – offering price (based on sales charge of 5.75%)	$10.72
Class C	$10.04

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Operations For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$139,754
Dividends	51,247
Total Investment Income	$191,001

EXPENSES
Investment advisory fees	$132,387
Distribution (12b-1) fees Class A	15,647
Distribution (12b-1) fees Class C	3,160
Transfer agent fees	15,000
Accounting service fees	18,310
Administrative service fees	15,000
Custodian fees	2,684
Professional fees	5,006
Trustees fees	1,098
Reports to shareholders	887
License, fees, and registrations	8,607
Audit fees	3,494
Other fees	419
Total Expenses	$221,699
Less expenses waived or absorbed by the Fund’s manager	(45,097)
Total Net Expenses	$176,602

NET INVESTMENT INCOME (LOSS)	$14,399

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$141,080
Net change in unrealized appreciation (depreciation) of investments	(118,965)
Net Realized and Unrealized Gain (Loss) on Investments	$22,115
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,514

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Changes in Net Assets

For the six months ended June 30, 2006 and the period since inception (August 8, 2005) through December 30, 2005

	For The Six Months Ended June 30, 2006 (Unaudited)	For The Period Since Inception (August 8, 2005) Through December 30, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$14,399	$28,988
Net realized gain (loss) on investment transactions	141,080	(154,949)
Net change in unrealized appreciation (depreciation) on investments	(118,965)	208,270
Net Increase (Decrease) in Net Assets Resulting From Operations	$36,514	$82,309

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A ($.00 and $.03 per share)	$0	$(28,279)
Class C ($.00 and $.03 per share)	0	(1,000)
Distributions from net realized gain on investment transactions:
Class A ($.00 and $.00 per share)	0	0
Class C ($.00 and $.00 per share)	0	0
Total Dividends and Distributions	$0	$(29,279)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares:
Class A	$4,968,702	$12,005,119
Class C	564,293	372,518
Proceeds from reinvested dividends:
Class A	0	23,454
Class C	0	956
Cost of shares redeemed:
Class A	(1,743,647)	(1,303,988)
Class C	(16,772)	0
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$3,772,576	$11,098,059

TOTAL INCREASE (DECREASE) IN NET ASSETS	$3,809,090	$11,151,089

NET ASSETS, BEGINNING OF PERIOD	11,151,089	0
NET ASSETS, END OF PERIOD	$14,960,179	$11,151,089
Undistributed Net Investment Income	$14,399	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2006 (Unaudited)

Note 1.  ORGANIZATION

The Integrity All Season Fund (the “Fund”) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently seven portfolios are offered.  The Fund seeks to provide long-term growth of capital.  Fund commenced operations on August 8, 2005, under The Integrity Funds.  From its inception September 7, 1992 until February 9, 1998, The Integrity Funds were organized by the investment adviser as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts.  On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust.  In connection with this reorganization, the name of the Trust was changed from “Canandaigua National Collective Investment Fund for Qualified Trusts” to “The Canandaigua Funds.”  On March 3, 2003, the Trust was renamed “The Integrity Funds”.

For the period from inception (August 8, 2005) through December 30, 2005, Class A shares were sold with an initial sales charge of 1.50%.  The Integrity Funds received an order from the SEC under Section 12(d)(1)(J) of the Investment Company Act of 1940 (the “Act”), for an exemption from the limitations of Section 12(d)(1)(F)(ii) of the Act to the extent necessary to permit the All Season Fund to charge a sales load in excess of 1.50%.

Class A shares are sold with a distribution fee of up to 0.25% on an annual basis.  Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis and a Contingent Deferred Sales Charge of 1.00% if shares are redeemed within 12 months of purchase.  The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Administrator using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”) and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

For The Period From Inception (August 8, 2005) Through December 30, 2005
Tax-exempt Income	$0
Ordinary Income	29,279
Long-term Capital Gains	0
Total	$29,279

As of December 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($144,702)	$198,023	$53,321

As of December 30, 2005, the Fund had net capital loss carryforwards, which are available to offset future realized gains.  The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2013	$144,702

For the period from inception (August 8, 2005) through December 30, 2005, the Fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the period from inception (August 8, 2005) through December 30, 2005, the Fund deferred to January 1, 2006, post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Multiple class allocations - The Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses.  Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.  For the six months ended June 30, 2006, distribution fees were the only class-specific expenses.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income – Dividend income is recognized on the ex-dividend date.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2006, there were unlimited shares of no par authorized; 1,481,102 and 1,112,430 shares were outstanding at June 30, 2006 and December 30, 2005, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class C Shares
	For The Six Months Ended June 30, 2006 (Unaudited)	For The Period From Inception (August 8, 2005) Through December 30, 2005	For The Six Months Ended June 30, 2006 (Unaudited)	For The Period From Inception (August 8, 2005) Through December 30, 2005
Shares sold	485,413	1,203,904	55,293	37,521
Shares issued on reinvestment of dividends	0	2,331	0	95
Shares redeemed	(170,387)	(131,421)	(1,647)	0
Net increase (decrease)	315,026	1,074,814	53,646	37,616

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the Fund’s investment adviser; Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 2.00% of the Fund’s average daily net assets.  The Fund has recognized $93,910 of investment advisory fees after a partial waiver for the six months ended June 30, 2006.  The Fund has a payable to Integrity Money Management of $18,331 at June 30, 2006 for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the Adviser.

The Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses until March 31, 2007, so that the Net Annual Operating Expenses of the Integrity All Season Fund Class A shares do not exceed 2.65%, and Class C shares do not exceed 3.40%.  After such date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  Class A currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class.  Class C currently pays an annual distribution fee of up to 1.00% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has a payable to Integrity Funds Distributor of $2,332 at June 30, 2006 for distribution fees.

For the six months ended June 30, 2006, amounts paid or accrued to Integrity Funds Distributor and fees waived, if any, pursuant to Class A and Class C Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A Shares	$15,647	$6,303
Class C Shares	$3,160	$318

Integrity Fund Services provides shareholder services for an annual fee of 0.10% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $15,000 of transfer agency fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,500 at June 30, 2006 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services for each additional share class.  The Fund has recognized $18,310 of accounting service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $3,105 at June 30, 2006 for accounting service fees.  Integrity Fund Services also acts as the Fund’s administrative services agent for an annual fee based on a variable rate of 0.15% of the Fund’s average daily net assets on an annual basis for the Fund’s first $25 million and at a lower rate on the average daily net assets in excess of $25 million, with a minimum of $2,000 per month, plus reimbursement of out-of-pocket expenses.  The Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $15,000 of administrative service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,500 at June 30, 2006 for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $18,559,589 and $16,281,693, respectively, for the six months ended June 30, 2006.

Note 6.  INVESTMENT IN SECURITIES

At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $10,892,546.  The net unrealized appreciation of investments based on the cost was $89,305, which is comprised of $294,525 aggregate gross unrealized appreciation and $205,220 aggregate gross unrealized depreciation.

Financial Highlights June 30, 2006

Selected per share data and ratios for the period indicated

Class A Shares

		For The Six Months Ended June 30, 2006 (Unaudited)		For The Period From Inception (August 8, 2005) Through December 30, 2005
NET ASSET VALUE, BEGINNING OF PERIOD		$10.02		$10.00

Income from Investment Operations:
Net investment income (loss)	$	..01	$	..03
Net realized and unrealized gain (loss) on investment transactions		..07		..02
Total Income (Loss) From Investment Operations	$	..08	$	..05

Less Distributions:
Dividends from net investment income	$	..00		$(.03)
Distributions from net realized gains		..00		..00
Total Distributions	$	..00		$(.03)

NET ASSET VALUE, END OF PERIOD		$10.10		$10.02

Total Return		1.60%(B)(D)		1.19%(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)		$14,044		$10,775
Ratio of net expenses (after expense assumption) to average net assets		2.65%(C)(D)		2.65%(C)(D)
Ratio of net investment income to average net assets		0.22%(D)		0.89%(D)
Portfolio turnover rate		174.23%		145.78%

(A) Excludes maximum sales charge of 1.50%.

(B) Excludes maximum sales charge of 5.75%. The Integrity Funds received an order from the SEC under Section 12(d)(1)(J) of the Investment Company Act of 1940 (the “Act”) for an exemption from the limitations of Section 12(d)(1)(F)(ii) of the Act to the extent necessary to permit the All Season Fund to charge a sales load in excess of 1.50%.

(C) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $42,987 and $44,509.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 3.34% and 4.03%.

(D) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights June 30, 2006

Selected per share data and ratios for the period indicated

Class C Shares

		For The Six Months Ended June 30, 2006 (Unaudited)		For The Period From Inception (August 8, 2005) Through December 30, 2005
NET ASSET VALUE, BEGINNING OF PERIOD		$10.00		$10.00

Income from Investment Operations:
Net investment income (loss)	$	..01	$	..03
Net realized and unrealized gain (loss) on investment transactions		..03		..00
Total Income (Loss) From Investment Operations	$	..04	$	..03

Less Distributions:
Dividends from net investment income	$	..00		$(.03)
Distributions from net realized gains		..00		..00
Total Distributions	$	..00		$(.03)

NET ASSET VALUE, END OF PERIOD		$10.04		$10.00

Total Return		0.80%(A)(C)		0.68%(A)(C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)		$916		$376
Ratio of net expenses (after expense assumption) to average net assets		3.40%(B)(C)		3.40%(B)(C)
Ratio of net investment income to average net assets		0.28%(C)		1.33%(C)
Portfolio turnover rate		174.23%		145.78%

(A) Excludes contingent deferred sales charge of 1.00%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $2,111, and $1,359.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 4.07%, and 5.16%.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Integrity Growth & Income Fund (the “Fund”) for the six months ended June 30, 2006.  The Fund’s portfolio and related financial statements are presented within for your review.

Integrity Growth & Income Fund (IGIAX) outperformed the S&P 500 on a raw numbers basis for the 2006 semiannual period ended June 30.  Our return was 3.31%*, compared with a total return of 2.71% for the S&P 500, despite our conservative holdings in dividend-paying stocks and a cash position ranging on a month-end basis from approximately 10% to 30% during the year.  We ended the period with about 12% in cash.

We believe the recent poor market performance is the outcome of a decrease in global liquidity.  This has been marked by an increase in volatility, as money moves globally from higher risk areas of the market to lower risk areas.  The management of the Fund has taken a number of measures in recent months to reduce risk, and to position the Fund to benefit from these longer term market shifts.  We discuss them in more detail below.

If you have been an investor with us for long, you are aware that we feel mutual funds and the entire investment community should provide more disclosure regarding the amount of risk their managers take with their investors’ money.  It’s our view that the level of risk should be the primary investment decision, because this is the primary driver of longer term returns, and investors’ psychological tolerance for sometimes volatile market behavior.

As you can see, for the first time in 3 years our risk-adjusted return has fallen to approximately the same level as the overall market.  This requires action on our part to return the Fund to our goal of a superior risk-adjusted return.  We discuss below the changes we have made to accomplish this, but it will take some months for the results to show up in our risk-adjusted numbers.

Risk-Adjusted Return Comparison
IGIAX vs. S&P 500, 6 mos. ended 6/30/06
	Raw Return	Standard Deviation	Risk-Adjusted Return
IGIAX	10.39%	2.27%	4.58%
S&P 500	8.62%	1.87%	4.61%

Note:  Standard Deviation is measured over the most recent 13 monthly total returns.

Past risk-adjusted returns may not be a reliable guide to future risk-adjusted returns.

Preparing for Higher Volatility

The stock market recently ended a prolonged period of low volatility.  Such periods typically lead investors to under-discount risk in the market.  When such a period ends, as they inevitably do, the jump in volatility such as we saw in May and June is more often than not a harbinger of poor near and intermediate term returns for riskier stocks, emerging markets and bonds.

One cannot control risk without first being able to measure it.  Our internal measures of risk, as well as external market risk metrics, tell us that the risk of losses is increasing.  Our disciplined methodology necessarily forces us to assume more of an absolute return posture, more conservative assumptions for growth and free cash flow generation in our stock analyses, and more defensive stock selection under such circumstances.

There are also a variety of external reasons to expect further risk.  Canada, the U.S.’ largest trading partner, fell into a manufacturing recession in the first quarter of 2006, and will likely follow with a full-blown recession.  This is mostly due to lower demand by U.S. consumers. The U.S. Federal Reserve has been raising short-term interest rates steadily for two years.  The U.S. has at least a year of more recent interest rate increases that still have not had their effect on the economy, due to the long lag before they take effect, yet it has already started to slow perceptibly from the first 12 months of tightening.

Many other industrialized nations’ central banks have begun withdrawing liquidity from the system, especially Japan and the European Union.  China’s central government is trying hard to slow their economy as well.  These actions to withdraw global liquidity are likely to be especially hard on low quality stocks and bonds, and especially those of emerging foreign markets where most of the easy money has been invested.

The U.S. housing market, a significant source of extra consumer discretionary spending since 2000, is slowing.  Baby Boomers are preparing for retirement, meaning higher levels of saving, paying down of debts, and lower discretionary spending.  Income tax rates in the U.S. also have likely bottomed, and are likely to rise in the future, not fall further.  All these factors spell a perfect storm for consumer discretionary spending, which has soared to an unprecedented 71% of U.S. GDP, and 22%of global GDP.

This is producing a volatile transition in the stock market from high risk to lower risk securities.  This is likely to be more favorable for the kinds of globally dominant, highly profitable multinational companies we hold in the Fund.  We expect lower consumer discretionary spending resulting from the above factors to be particularly hard on consumer spending-dependent sectors of the economy such as housing, banking, retail, and on foreign economies dependent on the U.S. consumer as we’ve already seen in Canada.

Integrity Growth & Income Fund has completely avoided these higher risk areas of the market since the beginning of 2006, and focused more on the beneficiaries of this change to high quality, large cap stocks.  Such changes typically last for several years, and cannot be ignored by actively managed funds that believe in following value wherever it occurs in the market.

Since the end of 2005, we have increasingly found undervalued stocks predominantly among large, dominant, highly profitable multi-nationals.  Examples of such investments are International Business Machines (IBM), 3M (MMM), Johnson & Johnson (JNJ) and Microsoft (MSFT).  High quality stocks have been broadly neglected during the 3-year bull market recently ended.  That segment of the market has been undervalued on an absolute value basis, while low quality companies have been overvalued.  That situation now appears to be reversing.

While higher quality stocks are not immune to the increased volatility of the market, historically they have held their value better than the overall market during such periods.  We cannot necessarily expect past performance to be a predictor of future returns, but many multi-national blue chips actually increased in value as the market fell from 2000 through 2002, as money flowed broadly away from riskier assets and into less risky assets.  The timing of such moves short term is at best only approximate, and worked against the Fund the last two months of the semiannual period, but we believe it will prove beneficial longer term.

We have also purchased portfolio insurance to protect you from a modest amount of the downside risk we foresee, although not all of it.  Portfolio insurance is designed to generate positive returns when the market falls, and provide protection in environments where downside risk appears greater than upside potential.  There are three potential outcomes from the addition of portfolio insurance that you should understand.

First, if the stock market could enter a new bull market from here, our returns will not be as high as they would have been without portfolio insurance.  Our risk will also be lower, although likely will not drop as much as our returns will, which will produce a lower risk-adjusted return than that of the market.  We view this as a low probability scenario.

Second, the stock market could simply go sideways for an extended period, probably accompanied by increased volatility.  In this case portfolio insurance will reduce our returns on the upside by the same amount as it reduces our losses on the downside.  The result will be the same raw numbers return we would have had without portfolio insurance, but with lower risk, generating better risk-adjusted returns than we otherwise would have had.

Third, the stock market could enter a cyclical bear market.  In this case portfolio insurance will reduce downside losses by more than it does our upside gains.  It will also reduce our risk.  Such a scenario would likely produce both a better raw numbers return, and a significantly better risk-adjusted return, than we would have had without portfolio insurance.

We believe the second two scenarios have a significantly greater probability than the first.  Given the above international and U.S.-specific factors, we believe it is only prudent to add some portfolio insurance, in addition to our other actions designed to reduce risks and move the Fund toward a more absolute return orientation.

We would like to express our sincere appreciation to you for your loyalty and patience, and wish for you above all health and happiness.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Robert Loest, Ph.D., CFA

Senior Portfolio Manager

IPS Advisory, Inc., Sub-Adviser to Integrity Mutual Funds

The views expressed are those of Robert Loest and IPS Advisory, Inc., Sub-Adviser to Integrity Growth & Income Fund.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

June 30, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's web site at www.integrityfunds.com.  This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Form N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions  June 30, 2006 (Unaudited)

American Depository Receipt (ADR)

A negotiable certificate representing a given number of shares of stock in a foreign corporation.  It is bought and sold in the American securities markets, just as stock is traded.

Appreciation

Increase in the value of an asset.

Average Annual Total Return

A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index

A commonly used measure of inflation; it does not represent an investment return.

Depreciation

Decrease in the value of an asset.

Growth Fund

A type of diversified common stock fund that has capital appreciation as its primary goal.  It invests in companies that reinvest most of their earnings for expansion, research, or development.

Growth & Income Fund

Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load

A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value

Actual price at which a fund trades in the market place.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price

The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

June 30, 2006 (Unaudited)

COMPOSITION

PORTFOLIO MARKET SECTORS

(as a % of Net Assets)

T – Technology	20.6%
R – Repurchase Agreement	10.8%
HC – Healthcare	10.5%
S – Services	9.8%
B – Basic Materials	9.2%
M – Mutual Funds	8.1%
F – Financial	7.7%
I – Industrial Goods	5.9%
C – Conglomerates	5.2%
CG – Capital Goods	4.8%
CC – Consumer Cyclical	4.8%
O – Other	2.6%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

TOP TEN HOLDINGS

(as a % of Net Assets)

1.	Wells Fargo Repurchase Agreement	10.8%
2.	Parker-Hannifin	5.9%
3.	Johnson & Johnson	5.6%
4.	3M Co.	5.2%
5.	AmerisourceBergen Corp	5.0%
6.	IBM	5.0%
7.	Portfolio Recovery Associates	4.9%
8.	Compass Minerals International	4.8%
9.	Raytheon Co.	4.8%
10.	Xerox Corp.	4.8%

The Fund’s holdings are subject to change at any time.

June 30, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE:

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 30, 2005 to June 30, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/30/05	Ending Account Value 06/30/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,033.15	$7.75
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.37	$7.69

* Expenses are equal to the annualized expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 180/360 days.  The Fund’s ending account value on the first line in the table is based on its actual total return of 3.31% for the six month period of December 30, 2005 to June 30, 2006.

June 30, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2006
					Since Inception
Integrity Growth & Income Fund	1 year	3 year	5 year	10 year	(January 3, 1995)
Without Sales Charge	10.44%	13.93%	(2.18%)	7.19%	9.73%
With Sales Charge (5.75%)	4.08%	11.70%	(3.33%)	6.56%	9.17%

					Since Inception
Lipper Mlt-Cap Core Index	1 year	3 year	5 year	10 year	(January 3, 1995)
	10.85%	13.24%	3.52%	8.24%	10.67%

					Since Inception
S&P 500 Index	1 year	3 year	5 year	10 year	(January 3, 1995)
	8.63%	11.22%	2.49%	8.31%	11.14%

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

Performance prior to April 22, 2005, reflects the historical financial information of IPS Millennium Fund.  The assets of IPS Millennium Fund were acquired by Integrity Growth & Income Fund at the close of business on April 22, 2005.  In connection with such acquisition, the shares of IPS Millennium were exchanged for shares of Integrity Growth & Income Fund.

The Fund’s performance prior to April 22, 2005, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.  IPS Advisory, Inc. served as investment adviser to the Fund from January 3, 1995 to April 22, 2005.  Since April 22, 2005, IPS Advisory, Inc. has served as sub-adviser to the Fund.

June 30, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Integrity Growth & Income Fund, Lipper Mlt-Cap Core Index, and the S&P 500 Index

	Integrity Growth & Income Fund w/o Sales Charge	Integrity Growth & Income Fund w/Max Sales Charge	Lipper Mlt- Cap Core Index	S&P 500 Index
12/31/1995	$10,000	$9,425	$10,000	$10,000
1996	$12,450	$11,734	$12,047	$12,296
1997	$15,119	$14,250	$15,212	$16,398
1998	$21,213	$19,993	$18,055	$21,085
1999	$46,408	$43,741	$21,805	$25,521
2000	$35,597	$33,552	$21,077	$23,198
2001	$20,539	$19,359	$18,809	$20,441
2002	$14,873	$14,018	$14,720	$15,923
2003	$18,438	$17,379	$19,329	$20,491
2004	$20,631	$19,445	$21,724	$22,720
2005	$22,554	$21,258	$23,510	$23,836
06/30/2006	$23,302	$21,963	$24,193	$24,482

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

Performance prior to April 22, 2005, reflects the historical financial information of IPS Millennium Fund.  The assets of IPS Millennium Fund were acquired by Integrity Growth & Income Fund at the close of business on April 22, 2005.  In connection with such acquisition, the shares of IPS Millennium were exchanged for shares of Integrity Growth & Income Fund.

The Fund’s performance prior to April 22, 2005, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.  IPS Advisory, Inc. served as investment adviser to the Fund from January 3, 1995 to April 22, 2005.  Since April 22, 2005, IPS Advisory, Inc. has served as sub-adviser to the Fund.

June 30, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Trustees.  Two of the remaining three Trustees and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Director Lynn Aas retired from the Board of Directors and Jerry Stai was subsequently nominated and elected to the Board of Directors to fill the vacancy. Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 N. Main St. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave., SW Suite 305 Minot, ND 58701 71	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios.	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

June 30, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Trustee Chairman President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Trustee, Chairman, President (since January 1996) and Treasurer (until May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (since January 2002) and President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Vice President Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc.; Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Fund.

				N/A	Minot State University Alumni Association
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Funds.

				N/A	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

2Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Mr. Quist and Mr. Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and principal underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (78.5%)

Basic Materials (4.8%)
Compass Minerals International	90,000	$2,245,500

Business Service (4.9%)
*Portfolio Recovery Associates	50,000	2,285,000

Business Software & Services (2.5%)
*EPIQ Systems, Inc.	70,000	1,164,800

Chemicals (5.2%)
3M Co.	30,000	2,423,100

Computer Hardware (6.7%)
IBM	30,000	2,304,600
*Symantec Corp	50,000	777,000
		3,081,600

Conglomerates (4.8%)
Raytheon Co.	50,000	2,228,500

Drugs and Pharmaceuticals (10.6%)
AmerisourceBergen Corp	55,000	2,305,600
Johnson & Johnson	43,000	2,576,560
		4,882,160

Insurance (7.7%)
Aflac, Inc.	30,000	1,390,500
RenaissanceRe Holdings Ltd.	45,000	2,180,700
		3,571,200

Machinery & Equipment (5.9%)
Parker-Hannifin	35,000	2,716,000

Office Supplies (4.8%)
*Xerox Corp	160,000	2,225,600

Oil & Gas Refining & Marketing (4.3%)
Royal Dutch Shell PLC - ADR	30,000	2,009,400

Publishing - Newspapers (1.4%)
Journal Register Company	70,000	627,200

Software And Programming (4.5%)
Microsoft Corp.	90,000	2,097,000

Telecom Services-Foreign (2.6%)
Telecom Corp. of New Zealand (ADR)	60,000	1,193,400

Telecommunications (4.3%)
Commonwealth Telephone Enterprises, Inc.	60,000	1,989,600

Wireless Comunications (3.5%)
Telus Corp.	40,000	1,615,200

TOTAL COMMON STOCKS (COST: $36,214,694)		$36,355,260

MUTUAL FUNDS (8.1%)
UltraBear ProFund – Investor Class	111,331	$1,931,588
UltraShort Small-Cap ProFund – Investor Class	109,321	1,830,033
TOTAL MUTUAL FUNDS (COST: $4,000,000)		$3,761,621

REPURCHASE AGREEMENTS (10.8%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: $5,000,000)	$5,000,000	$5,000,000
4.83%, Dated 06/07/06, Due 07/05/06, Collateralized by U.S. Treasury Obligations

TOTAL INVESTMENTS IN SECURITIES (COST: $45,214,694)		$45,116,881
OTHER ASSETS LESS LIABILITIES		1,192,113

NET ASSETS		$46,308,994

*Non-income producing

ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Financial StatementsJune 30, 2006

Statement of Assets and Liabilities June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value (cost: $45,214,694)	$45,116,881
Cash	1,702,250
Accrued dividends receivable	50,784
Accrued interest receivable	17,750
Prepaid expenses	26,463
Receivable due from broker	26
Total Assets	$46,914,154

LIABILITIES
Accrued expenses	$8,341
Payable to affiliates	54,234
Security purchases payable	462,417
Payable for fund shares redeemed	80,168
Total Liabilities	$605,160

NET ASSETS	$46,308,994

Net assets are represented by:
Paid-in capital	$329,940,377
Accumulated undistributed net realized gain (loss) on investments	(283,709,656)
Accumulated undistributed net investment income	176,086
Unrealized depreciation on investments	(97,813)
Total amount representing net assets applicable to
1,401,681outstanding shares of no par common stock
(unlimited shares authorized)	$46,308,994

Net asset value per share	$33.04
Public offering price (based on sales charge of 5.75%)	$35.06

The accompanying notes are an integral part of these financial statements.

Financial StatementsJune 30, 2006

Statement of Operations For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$156,146
Dividends	405,113
Total Investment Income	$561,259

EXPENSES
Investment advisory fees	$252,460
Distribution (12b-1) fees	126,230
Transfer agent fees	63,115
Accounting service fees	24,565
Administrative service fees	50,492
Custodian fees	5,238
Professional fees	22,089
Trustees fees	2,120
Transfer agent out-of-pockets	9,482
Reports to shareholders	36,851
License, fees, and registrations	10,427
Foreign tax expense	3,466
Audit fees	4,540
Other expenses	827
Total Expenses	$611,902
Less expenses waived or absorbed by the Fund’s manager	(226,729)
Total Net Expenses	$385,173

NET INVESTMENT INCOME (LOSS)	$176,086

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$3,000,068
Net change in unrealized appreciation (depreciation) of investments	(1,335,003)
Net Realized and Unrealized Gain (Loss) on Investments	$1,665,065
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,841,151

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Changes in Net Assets

For the six months ended June 30, 2006 and the period December 1, 2005 through December 30, 2005

	For the Six Months Ended June 30, 2006 (Unaudited)	For The Period December 1, 2005 Through December 30, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$176,086	$18,356
Net realized gain (loss) on investment transactions	3,000,068	391,554
Net change in unrealized appreciation (depreciation) on investments	(1,335,003)	25,083
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,841,151	$434,993

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.00 and $.01 per share, respectively)	$0	$(19,298)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	(2,486)
Total Dividends and Distributions	$0	$(21,784)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$562,948	$73,540
Proceeds from reinvested dividends	0	396,140
Cost of shares redeemed	(8,242,739)	(1,538,954)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(7,679,791)	$(1,069,274)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(5,838,640)	$(656,065)

NET ASSETS, BEGINNING OF PERIOD	52,147,634	52,803,699
NET ASSETS, END OF PERIOD	$46,308,994	$52,147,634
Undistributed Net Investment Income	$176,086	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2006 (Unaudited)

Note 1.  ORGANIZATION

The Integrity Growth & Income Fund (the “Fund”) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently seven portfolios are offered.  On April 22, 2005, the IPS Millennium Fund and IPS New Frontier Fund reorganized into the Integrity Growth & Income Fund and became a series of The Integrity Funds.  Prior to this, the IPS Funds were organized as an Ohio statutory trust on August 10, 1994, and were registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The accompanying financial statements and financial highlights are those of the Integrity Growth & Income Fund.  The Fund seeks to provide long-term growth of capital with dividend income as a secondary objective.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Administrator using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”) and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	For the Period From December 1, 2005 Through December 30, 2005	For the Year Ended November 30, 2005
Tax-exempt Income	$0	$0
Ordinary Income	19,298	1,428,233
Long-term Capital Gains	2,486	0
Total	$21,784	$1,428,233

As of December 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($286,709,724)	$1,237,190	($285,472,534)

As of December 30, 2005, the Fund had net capital loss carryforwards, which are available to offset future realized gains.  The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2006	$248,419,325
2007	$38,290,399

For the period from December 1, 2005, to December 30, 2005, the Fund made $16,071,689 in permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended December 30, 2005, the Fund deferred to January 1, 2006, post-October capital losses, post-October currency losses and post-October passive foreign investment company losses of $0.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

In 2005, the Fund elected to change its financial and tax year-end to December 31 from November 30.

Dividend income – Dividend income is recognized on the ex-dividend date.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts are required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2006, there were unlimited shares of no par authorized; 1,401,681 and 1,630,757 shares were outstanding at June 30, 2006, and December 30, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 30, 2006 (Unaudited)	For The Period December 1, 2005, Through December 30, 2005
Shares sold	16,673	2,283
Shares issued on reinvestment of dividends	0	12,473
Shares redeemed	(245,749)	(47,848)
Net increase (decrease)	(229,076)	(33,092)

Note 4.  ACQUISITION OF FUND

The IPS Funds held a special meeting of shareholders of the IPS Millennium Fund and IPS New Frontier Fund (the “Funds”), at the office of IPS Advisory, Inc. [9111 Cross Park Dr., Suite E-120, Knoxville, TN 37923], on March 30, 2005 at 10:00 a.m. Eastern Time, as adjourned from time to time (the “Meeting”), for the purposes listed:  to approve the Agreement and Plan of Reorganization (the “Plan”) between IPS Funds, on behalf of each of the Millennium Fund and the New Frontier Fund, and The Integrity Funds, another registered investment company, for itself and on behalf of Integrity Growth & Income Fund (“Growth & Income Fund”), a series of the Integrity Funds and to consider and act upon any other business as may properly come before the Meeting.  After careful consideration, the Trustees of the IPS Funds unanimously approved each of the proposals and recommended that shareholders vote “FOR” the proposals.  The IPS Funds Board of Trustees fixed the close of business on January 31, 2005, as the record date for determining shareholders entitled to notice of and to vote at the Meeting.  Each share of a Fund was entitled to one vote for each dollar invested with respect to each proposal.  The Investment Advisory Agreement of the Integrity Growth & Income Fund was approved by the shareholders on April 22, 2005.  The reorganization was accomplished by a tax-free exchange of 1,885,183.819 shares of Integrity Growth & Income Fund for the 1,885,183.819 shares of IPS Millennium Fund on April 22, 2005.  The reorganization was accomplished by a tax-free exchange of 97,619.986 shares of Integrity Growth & Income Fund for the 342,663.871 shares of IPS New Frontier Fund on April 22, 2005.  IPS Millennium Fund’s net assets of $54,123,326 on April 22, 2005, including $154,232 of unrealized appreciation, were reorganized into the Integrity Growth and Income Fund.  IPS New Frontier Fund’s net assets of $2,803,419 on April 22, 2005, including $85,871 of unrealized depreciation, were reorganized into the Integrity Growth and Income Fund.  This resulted in total net assets of $56,926,745 for the Integrity Growth & Income Fund at end of day April 22, 2005.

Note 5.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the Fund’s investment adviser; Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.00% of the Fund’s average daily net assets.  The Fund has recognized $88,846 of investment advisory fees after a partial waiver for the six months ended June 30, 2006.  The Fund has a payable to Integrity Money Management of $18,256 at June 30, 2006 for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the Adviser.

The Adviser has contractually agreed until March 31, 2007 to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Integrity Growth & Income Fund do not exceed 1.60%.  Thereafter, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $63,115 of distribution fees after partial waiver for the six months ended June 30, 2006.  The Fund has a payable to Integrity Funds Distributor of $9,798 at June 30, 2006 for distribution fees.

Integrity Fund Services provides shareholder services for an annual fee of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $63,115 of transfer agency fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $9,798 at June 30, 2006 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services for each additional share class.  The Fund has recognized $24,565 of accounting service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $3,960 at June 30, 2006 for accounting service fees.  Integrity Fund Services also acts as the Fund’s administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  The Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $50,492 of administrative service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $7,838 at June 30, 2006 for administrative service fees.

Note 6.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $19,966,406 and $25,226,011, respectively, for the six months ended June 30, 2006.

Note 7.  INVESTMENT IN SECURITIES

At June 30, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $45,214,694.  The net unrealized depreciation of investments based on the cost was $97,813, which is comprised of $1,587,498 aggregate gross unrealized appreciation and $1,685,311 aggregate gross unrealized depreciation.

Financial Highlights June 30, 2006

Selected per share data and ratios for the period indicated

		For The Six Months Ended June 30, 2006 (Unaudited)		For The Period December 1, 2005, Through December 30, 2005		For The Year Ended November 30, 2005		For The Year Ended November 30, 2004 (A)		For The Year Ended November 30, 2003 (A)		For The Year Ended November 30, 2002 (A)	For The Year Ended November 30, 2001(A)
NET ASSET VALUE, BEGINNING OF PERIOD		$31.98		$31.74		$29.11		$26.03		$22.43		$29.43	$49.29

Income from Investment Operations:
Net investment income (loss)	$	..13	$	..01	$	..23	$	..41	$	..08		$(.07)	$(.10)(1)
Net realized and unrealized gain (loss) on investment transactions		..93		..24		3.11		2.78		3.52		(6.93)	(19.72)
Total Income (Loss) From Investment Operations		$1.06	$	..25		$3.34		$3.19		$3.60		$(7.00)	$(19.82)

Less Distributions:
Dividends from net investment income	$	..00		$(.01)		$(.71)		$(.11)	$	..00	$	..00	$(.04)
Distributions from net realized gains		..00		..00		..00		..00		..00		..00	..00
Total Distributions	$	..00		$(.01)		$(.71)		$(.11)	$	..00	$	..00	$(.04)

NET ASSET VALUE, END OF PERIOD		$33.04		$31.98		$31.74		$29.11		$26.03		$22.43	$29.43

Total Return		6.63%(B)(E)		9.58%(B)(E)		11.60%(B)		12.28%		16.05%		(23.79%)	(40.25%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)		$46,309		$52,148		$52,804		$67,259		$79,384		$94,643	$184,467
Ratio of net expenses (after expense assumption) to average net assets		1.52%(C)(E)		1.50%(C)(E)		1.46%(C)		1.40%		1.40%		1.34%	1.19%
Ratio of net investment income to average net assets		0.70%(E)		0.41%(E)		0.66%		1.48%		0.36%		(0.27%)	(0.23%)
Portfolio turnover rate		48.10%		9.66%		107.61%(D)		77.87%		169.37%		209.20%	115.45%

(A) The financial highlights as set forth herein reflect the historical financial highlights of IPS Millennium Fund.  The assets of IPS Millennium Fund were acquired by Integrity Growth & Income Fund as of the close of business on April 22, 2005.  In connection with such acquisition, the shares of IPS Millennium Fund were exchanged for shares of Integrity Growth & Income Fund.

(B) Excludes maximum sales charge of 5.75%.

(C) During the periods since April 22, 2005, Integrity Mutual Funds, Inc. assumed/waived expenses of $226,729, $40,314, and $259,259, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.42%, 2.41% and 1.91%, respectively.  During the periods prior to April 22, 2005, IPS Advisory, Inc. did not assume/waive any expenses.

(D) Calculation excludes the value of securities acquired by the IPS New Frontier Fund of $622,238 in purchases and $2,123,907 in sales for the period.

(E) Ratio is annualized.

(1) Net investment income per share, calculated by prior accountants, is calculated using ending balances prior to consideration of adjustments for book and tax differences.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Integrity Health Sciences Fund (the "Fund") for the six months ended June 30, 2006.  The Fund's portfolio and related financial statements are presented within for your review.

Stock market performance was relatively strong in the first few months of the year, peaking on May 9th, followed by a significant pullback through June 14th.  Much of the recent damage coincided with comments made by Ben Bernanke, the recently appointed Fed Chairman.  Mr. Bernanke characterized the recent inflationary trends as “unwelcome” and indicated that the Fed would be vigilant in combating it.  The likely outcome is the continuation of measured interest rate hikes initiated by Mr. Bernanke’s predecessor, Alan Greenspan.  Various gauges of inflation have indeed indicated an upward trend.  Commodity prices have moved up sharply over the last three years and are likely to continue rising for the balance of the current economic expansion, albeit at a more moderate rate.  There is increasing evidence to suggest that world economies are currently transitioning from the deflationary cycle of the past 25 years or so to a new long term inflationary cycle; characterized by gradual but ever rising prices for virtually everything – not just commodities.  Such inflationary pressures are typical of the latter stages of shorter term cyclical economic expansions, similar to the current expansionary environment.  Barring some kind of Global cataclysmic shock, we are unlikely to see large, wrenching increases in the rate of inflation that were typical of the late 1970s and early 1980s.

The Health Sciences Fund (-6.50%*) underperformed benchmarks over the first six months of 2006.  The Fund was positively affected by several issues.  Andrx (Pharmaceuticals – recently sold) benefited from strong institutional buying followed by an acquisition proposal from Watson Pharmaceuticals.  Merck’s (Pharmaceuticals) price has continued the upward trend that began late in 2005.  A new market-oriented focus, promising vaccines and Phase III drugs helped lead the stock higher.  Boston Scientific performed poorly.  Factors include product recalls, and negative articles concerning drug eluting stent safety and defibrillator malfunction disclosure (by Boston’s recently acquired Guidant unit) that appeared in the media.  Kos Pharmaceuticals dropped on disappointing 4th quarter results and 1st quarter guidance below analyst expectations.  Other weak performers were Amgen (Biotechnology) and Genzyme (Biotechnology).  When viewed versus the benchmark, we are overweight Healthcare Services and Healthcare Facilities.  We are underweight Healthcare Distributors, Managed Healthcare and Pharmaceuticals.  Our non-healthcare related holdings (by prospectus, up to 20% of holdings can be non-healthcare) had mixed results, Affiliated Managers (recently sold) and Anixter (recently sold) provided strong performance, Texas Instruments and Hyperion Solutions (recently sold) performed poorly.  Intel was the weakest performer of our non-healthcare holdings.

We manage the Health Sciences Fund using our quantitative intelligent expert system for stock selection.  The portfolio is focused on profitable healthcare stocks that areexpected increased unitvolume beneficiaries.  These are typicallyenterprises that are in the process of launching high demand proprietary products, or other firms, cyclical or otherwise, that are experiencing an improved outlook.  Such usually leads to upward revisions in earnings estimates and superior investment performance.  We do not have significant exposure to speculative, money losing biotechnology stocks.  We like to think of ourselves as investors in profitable companies, not speculators.

We continue to evaluate the portfolio and make adjustments as market conditions warrant, focusing on companies that are experiencing “positive change” while still selling at reasonable valuations.  Relative to benchmark, we are significantly underweight in large traditional pharmaceuticals with pricing pressure on their proprietary products, many of which are coming off patent in the next few years.  We are also significantly underweight in health care equipment.  We are significantly overweight in health care distributors and facilities.  We are also overweight in biotechnology issues that appear to have considerable pricing and unit volume advantages.  At the end of June 2006, the portfolio had an average forward P/E ratio of approximately 16, a consensus future earnings growth rate of over 16% and an average ROE of about 15%.

With recent advances in gene mapping, technology, and a significant expansion of new solutions to health issues; participants in the Health Sciences Fund have extraordinary potential for superior performance.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

F. Martin Koenig, CFA

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

June 30, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com.  This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund’s shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions June 30, 2006 (Unaudited)

American Depository Receipt

A negotiable certificate representing a given number of shares of stock in a foreign corporation.  It is bought and sold in the American securities markets, just as stock is traded.

Appreciation

Increase in the value of an asset.

Average Annual Total Return

A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index

A commonly used measure of inflation; it does not represent an investment return.

Depreciation

Decrease in the value of an asset.

Load

A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value

Actual price at which a fund trades in the market place.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price

The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

June 30, 2006 (Unaudited)

COMPOSITION

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

HC - Healthcare	66.3%
R - Repurchase Agreement	11.1%
T - Technology	10.8%
O - Other	5.4%
S - Services	4.4%
E - Energy	2.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

TOP TEN HOLDINGS

(As a % of Net Assets)

1.	Merck & Co.	6.5%
2.	Genzyme Corp.	5.9%
3.	Angiotech Pharmaceuticals, Inc.	5.8%
4.	WellPoint Inc.	5.8%
5.	Amgen, Inc.	5.8%
6.	Wells Fargo Repurchase Agreement	5.7%
7.	Boston Scientific Corp.	5.4%
8.	Wells Fargo Repurchase Agreement	5.4%
9.	Lifepoint Hospitals, Inc.	5.1%
10.	Kos Pharmaceuticals, Inc.	5.0%

The Fund’s holdings are subject to change at any time.

June 30, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 30, 2005 to June 30, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/30/05	Ending Account Value 06/30/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$935.00	$12.82
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,011.75	$13.33

*Expenses are equal to the annualized expense ratio of 2.65% multiplied by the average account value over the period, multiplied by 180/360 days.  The Fund’s ending account value on the first line in the table is based on its actual total return of (6.50%) for the six-month period of December 30, 2005 to June 30, 2006.

June 30, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2006
					Since Inception
Integrity Health Sciences Fund	1 year	3 year	5 year	10 year	(June 19, 2000)
Without Sales Charge	0.80%	6.78%	(0.46%)	N/A	0.39%
With Sales Charge (5.75%)	(5.00%)	4.72%	(1.64%)	N/A	(0.59%)

					Since Inception
Lipper Health/Biotechnology Index	1 year	3 year	5 year	10 year	(June 19, 2000)
	6.79%	10.24%	2.70%	N/A	2.93%

					Since Inception
S&P 500 Index	1 year	3 year	5 year	10 year	(June 19, 2000)
	8.63%	11.22%	2.49%	N/A	(0.96%)

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to September 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser. The Willamette Asset Managers, Inc., served as investment adviser to the Fund from April 1, 2001 to September 19, 2003.  Prior to April 1, 2001, The Coventry Group served as investment adviser to the Fund.

June 30, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Integrity Health Sciences Fund, Lipper Health/Biotechnology Index, and the S&P 500 Index

	Integrity Health Sciences Fund w/o Sales Charge	Integrity Health Sciences Fund w/Max Sales Charge	Lipper Health/ Biotechnology Index	S&P 500 Index

06/19/00	$10,000	$ 9,425	$10,000	$10,000
2000	$11,683	$11,012	$11,431	$ 8,937
2001	$10,657	$10,044	$10,235	$ 7,875
2002	$ 7,169	$ 6,757	$ 7,553	$ 6,135
2003	$ 9,376	$ 8,837	$ 9,859	$ 7,894
2004	$ 9,559	$ 9,009	$11,016	$ 8,753
2005	$10,952	$10,322	$12,280	$ 9,183
06/30/06	$10,240	$ 9,652	$11,905	$ 9,432

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

June 30, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Trustees.  Two of the remaining three Trustees and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Director Lynn Aas retired from the Board of Directors and Jerry Stai was subsequently nominated and elected to the Board of Directors to fill the vacancy.  Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 N. Main St. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave., SW Suite 305 Minot, ND 58701 71	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios.	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

June 30, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Trustee Chairman President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Trustee, Chairman, President (since January 1996) and Treasurer (until May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (since January 2002) and President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Vice President Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc.; Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Fund.

				N/A	Minot State University Alumni Association
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Funds.

				N/A	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

2Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Mr. Quist and Mr. Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and principal underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2006 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (83.5%)

Biotechnology & Drugs (5.8%)
*Angiotech Pharmaceuticals, Inc.	28,000	$329,000

Communications Equipment (2.8%)
*Cisco Systems, Inc.	8,000	156,240

Computer Hardware (3.7%)
Intel Corp.	11,000	208,450

Drugs and Pharmaceuticals (32.5%)
*Amgen, Inc.	5,000	326,150
*Barr Pharmaceuticals, Inc.	3,000	143,070
Caremark RX, Inc.	5,000	249,350
*Cephalon, Inc.	2,500	150,250
*Kos Pharmaceuticals, Inc.	7,500	282,150
Merck & Co.	10,000	364,300
*Sciele Pharma, Inc.	6,000	139,140
Wyeth	4,000	177,640
		1,832,050

Energy (2.0%)
Ensco International Inc.	2,500	115,050

Healthcare (17.3%)
*Amsurg Corporation	7,000	159,250
Biomet, Inc.	5,000	156,450
*Genzyme Corp.	5,500	335,775
*WellPoint Inc.	4,500	327,465
		978,940

Hospitals (9.7%)
*Community Health Systems	7,000	257,250
*Lifepoint Hospitals Inc.	9,000	289,170
		546,420

Medical Equipment (5.4%)
*Boston Scientific Corp.	18,000	303,120

Semiconductor (4.3%)
Texas Instruments	8,000	242,320

TOTAL COMMON STOCKS (COST: $4,762,407)		$4,711,590

REPURCHASE AGREEMENTS (11.1%)	Matured Amount
Wells Fargo Repurchase Agreement
4.78%, Dated 06/07/2006, Due 07/05/2006, Collateralized by U.S. Treasury Obligations	$322,493	$322,493
Wells Fargo Repurchase Agreement
4.87%, Dated 06/21/2006, Due 07/19/2006, Collateralized by U.S. Treasury Obligations	$302,417	302,417
TOTAL REPURCHASE AGREEMENTS (COST: $624,910)		$624,910

SHORT-TERM SECURITIES (2.5%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $143,726)	143,726	$143,726

TOTAL INVESTMENTS IN SECURITIES (COST: $5,531,043)		$5,480,226
OTHER ASSETS LESS LIABILITIES		163,962

NET ASSETS		$5,644,188

* Non-income producing

ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Assets and Liabilities June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value (cost: $5,531,043)	$5,480,226
Cash	2,575
Security sales receivable	192,755
Accrued dividends receivable	4,300
Accrued interest receivable	2,353
Prepaid expenses	4,688

Total Assets	$5,686,897

LIABILITIES
Payable for fund shares redeemed	$23,728
Payable to affiliates	11,243
Accrued expenses	7,738

Total Liabilities	$42,709

NET ASSETS	$5,644,188

Net assets are represented by:
Paid-in capital	$5,882,569
Accumulated undistributed net realized gain (loss) on investments	(124,787)
Accumulated undistributed net investment income (loss)	(62,777)
Unrealized depreciation on investments	(50,817)
Total amount representing net assets applicable to 560,443 outstanding shares of no par common stock (unlimited shares authorized)	$5,644,188

Net asset value per share	$10.07
Public Offering Price (based on sales charge of 5.75%)	$10.68

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$16,655
Dividends	16,272
Total Investment Income	$32,927

EXPENSES
Investment advisory fees	$43,338
Distribution (12b-1) fees	11,303
Transfer agent fees	12,000
Accounting service fees	13,806
Administrative service fees	12,000
Custodian fees	1,775
Professional fees	3,746
Trustees fees	950
Transfer agent out-of-pockets	331
Reports to shareholders	5,113
License, fees, and registrations	1,139
Audit fees	3,284
Other fees	324
Total Expenses	$109,109
Less expenses waived or absorbed by the Fund’s manager	(13,405)
Total Net Expenses	$95,704

NET INVESTMENT INCOME (LOSS)	$(62,777)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$908,631
Net change in unrealized appreciation (depreciation) of investments	(1,251,563)
Net Realized and Unrealized Gain (Loss) on Investments	$(342,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(405,709)

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Changes in Net Assets

For the six months ended June 30, 2006 and the year ended December 30, 2005

	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(62,777)	$(174,336)
Net realized gain (loss) on investment transactions	908,631	1,637,278
Net change in unrealized appreciation (depreciation) on investments	(1,251,563)	(180,646)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(405,709)	$1,282,296

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$183,731	$289,646
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(2,550,142)	(6,281,526)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(2,366,411)	$(5,991,880)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,772,120)	$(4,709,584)

NET ASSETS, BEGINNING OF PERIOD	8,416,308	13,125,892
NET ASSETS, END OF PERIOD	$5,644,188	$8,416,308
Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2006 (Unaudited)

Note 1.  ORGANIZATION

The Integrity Health Sciences Fund (the “Fund”) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently seven portfolios are offered.  On September 19, 2003,the Integrity Health Sciences Fund became a series of The Integrity Funds Trust.  Prior to this the Fund was part of the Willamette Funds Group.  The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001, and were registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group.  On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001.  The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares.  The accompanying financial statements and financial highlights are those of the Integrity Health Sciences Fund.  The Fund seeks long term growth through capital appreciation.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Administrator using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”) and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 30, 2005	December 31, 2004
Tax-exempt Income	$0	$0
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$0	$0

During the years ended December 30, 2005, and December 31, 2004, there were no distributions paid.

As of December 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($1,033,417)	$1,200,746	$167,329

As of December 30, 2005, the Fund had capital loss carryforwards, which are available to offset future realized capital gains.  The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2011	$1,033,417

For the year ended December 30, 2005, the Fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended December 30, 2005, the Fund deferred to January 1, 2006, post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other – Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date for financial reporting purposes.  Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income – Dividend income is recognized on the ex-dividend date.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts are required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2006, there were unlimited shares of no par authorized; 560,443 and 781,180 shares were outstanding at June 30, 2006, and December 30, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005
Shares sold	17,077	28,212
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(237,814)	(643,398)
Net increase (decrease)	(220,737)	(615,186)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Integrity Funds Distributor, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund’s average daily net assets.  The Fund has recognized $29,932 of investment advisory fees after a partial waiver for the six months ended June 30, 2006.  The Fund has a payable to Integrity Money Management of $3,498 at June 30, 2006 for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the Adviser.

The Adviser has contractually agreed until March 31, 2007 to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of Integrity Health Sciences Fund do not exceed 2.65%.  After such date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Adviser within three years of the waiver or reimbursement to the extent that the recoupment will not cause operating expenses to exceed any expense limitation in place at the time.  An expense limitation lowers expense ratios and increases return to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the Fund.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $11,303 of service fee expenses for the six months ended June 30, 2006.  The Fund has a payable to Integrity Funds Distributor of $1,239 at June 30, 2006 for service fees.

Integrity Fund Services provides shareholder services for a fee computed at an annual rate of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $12,000 of transfer agency fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2006 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services for each additional share class.  The Fund has recognized $13,806 of accounting service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,248 at June 30, 2006 for accounting service fees.  Integrity Fund Services also acts as the Fund’s administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  The Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $12,000 of administrative service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2006 for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $843,467 and $3,459,110, respectively, for the six months ended June 30, 2006.

Note 6.  INVESTMENT IN SECURITIES

At June 30, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $5,531,043. The net unrealized depreciation of investments based on the cost was $50,817, which is comprised of $689,846 aggregate gross unrealized appreciation and $740,663 aggregate gross unrealized depreciation.

Note 7.  INVESTMENT RISKS

Risks of Health Sciences Companies – Because the Integrity Health Sciences Fund invests primarily in stocks of health sciences companies, it is particularly susceptible to risks associated with these companies.  The Integrity Health Sciences Fund’s performance will depend on the performance of securities of issuers in health sciences-related industries, which may differ from general stock market performance.  The products and services of health sciences companies may become rapidly obsolete due to technological and scientific advances.  In addition, governmental regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these issuers or the market value of their securities.  Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

Financial Highlights June 30, 2006

Selected per share data and ratios for the period indicated

	For the Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005	For The Year Ended December 31, 2004	For The Period April 1, 2003 Through December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Period Since Inception (June 19, 2000) Through March 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$10.77	$9.40	$9.22	$7.29	$9.28	$8.71	$10.00

Income from Investment Operations:
Net investment income (loss)	$(.11)	$(.22)	$(.26)	$(.28)	$(.26)	$(.24)	$(.18)
Net realized and unrealized gain (loss) on investment transactions	(.59)	1.59	.44	2.21	(1.73)	0.94	(1.07)
Total Income (Loss) From Investment Operations	$(.70)	$1.37	$.18	$1.93	$(1.99)	$0.70	$(1.25)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	.00	.00	.00	(.13)	(.04)
Total Distributions	$.00	$.00	$.00	$.00	$.00	$(.13)	$(.04)

NET ASSET VALUE, END OF PERIOD	$10.07	$10.77	$9.40	$9.22	$7.29	$9.28	$8.71

Total Return	(13.00%)(A)(C)	14.57%(A)	1.95%(A)	26.47%(A)(D)	(21.44%)(A)	7.94%(A)	(12.58%)(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$5,644	$8,416	$13,126	$16,358	$14,343	$22,255	$20,712
Ratio of net expenses (after expense assumption) to average net assets	2.65%(B)(C)	2.65%(B)	2.65%(B)	4.59%(B)(C)	3.46%(B)	2.85%(B)	2.90%(B)(C)
Ratio of net investment income to average net assets	(1.74%)(C)	(1.76%)	(2.34%)	(4.26%)(C)	(3.17%)	(2.46%)	(2.30%)(C)
Portfolio turnover rate	13.17%	30.10%	39.80%	20.40%	34.28%	68.38%	52.37%

(A) Excludes maximum sales charge of 5.75%.

(B) During the periods since December 31, 2003, Integrity Mutual Funds, Inc. assumed/waived expenses of $13,405, $41,089 and $42,433, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 3.02%, 3.06% and 2.93%, respectively.  During the period April 1, 2003 through December 31, 2003, Integrity Mutual Funds, Inc. and Willamette Asset Managers assumed/waived expenses of $28,935.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 4.84%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $32,026, $47,186, and $6,355, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.66%, 3.05%, and 2.93%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements

Dear Shareholder:

Enclosed is the report of the operations for the Integrity High Income Fund (the “Fund”) for the six months ended June 30, 2006.  The Fund’s portfolio and related financial statements are presented within for your review.

Performance

We are pleased to again provide you excellent returns, both relative and absolute.  Our investment philosophy based upon a discipline approach proves to work well in many environments.  Your fund earned returns not only above the index but also at the higher end of returns for all high yield bond funds.

Class of shares	Return 1/1 – 6/30	Index	Out performance
A	4.94%*	3.16%	1.78%
C	4.55%*	3.16%	1.39%

Market Environment

The High Yield market is “softening” a bit as higher interest rates and creeping inflation raise concerns about a potential increase in economic weakness to come.  High Yield prefers an environment where credit quality remains solid throughout and default risk stays low.  We are most likely moving into a less certain time and selected sectors are already softening.  We prefer this environment – some uncertainty - so that we can find continuing buys.  If everything goes up, it is wonderful in the short run to book gains, but then returns on redeployed funds will be less.

To us the risk is less overall than in the beginning of 2005 but there will be some selected names that bear more risk.

Investment Strategies and Techniques

This never changes from fund letter to fund letter.  We essentially use three disciplines to invoke our desire for lower downside risk with relative upside participation.

1.	As a banker would do, we require valuable assets as collateral.
2.	Yield Test: There needs to be enough return (yield spread over the “risk free” treasury).
3.

Focused Portfolio:  We feel we add more value by only using our favorite picks and keeping a nimble number of names in the portfolio.  Just adding names to come up with a minimum number of holdings adds risk, in our opinion.  If we had to keep 100 names for instance, numbers 95 through 100 would be the “bottom of the barrel” selections –fillers– with either higher risk or less return.  Furthermore, more holdings add systematic risk, or correlation with the market.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Jeff Cummer
Senior Portfolio Manager & President
SMH Capital Advisors, Inc.
Certified Financial Planner

The views expressed are those of Jeff Cummer, Senior Portfolio Manager & President, SMH Capital Advisors, Inc.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

High yield securities are lower quality debt securities and are subject to greater risk of default or price changes due to changes in the credit quality of the issuer.

June 30, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com.  This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Form N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions June 30, 2006 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Multiple Classes of Shares

Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are “classes” of shares.  Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals.  Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price

The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

June 30, 2006 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

B	61.2%
BB	9.5%
CCC	19.5%
NR	9.8%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s.

These percentages are subject to change.

KEY STATISTICS

A Shares		C Shares
12/30/2005 NAV (share value)	$10.07	12/30/2005 NAV (share value)	$10.09
06/30/2006 NAV	$10.18	06/30/2006 NAV	$10.20

Total Net Assets	$93,106,706
Number of Issues	42
Average Maturity	8.3 years

June 30, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 30, 2005 to June 30, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/30/05	Ending Account Value 06/30/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,049.40	$8.97
Class C	$1,000.00	$1,045.46	$12.78
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.25	$8.82
Class C	$1,000.00	$1,012.50	$12.58

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.75% for Class A and 2.50% for Class C), multiplied by the average account value over the period, multiplied by 180/360 days.  Class A’s ending account value in the “Actual” section of the table is based on its actual total return of 4.94% for the six-month period of December 30, 2005 to June 30, 2006.  Class C’s ending account value in the “Actual” section of the table is based on its actual total return of 4.55% for the six-month period of December 30, 2005 to June 30, 2006.

June 30, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2006
Integrity High Income Fund					Since Inception (April 30, 2004)
Class A Shares	1 year	3 year	5 year	10 year
Without Sales Charge	10.00%	N/A	N/A	N/A	10.38%
With Sales Charge (4.25%)	5.34%	N/A	N/A	N/A	8.21%

Lehman Brothers High Yield Corporate Bond Index	1 year	3 year	5 year	10 year	Since Inception (April 30, 2004)
	4.82%	N/A	N/A	N/A	7.05%

	For periods ending June 30, 2006
Integrity High Income Fund					Since Inception (April 30, 2004)
Class C Shares	1 year	3 year	5 year	10 year
Without CDSC	9.18%	N/A	N/A	N/A	9.36%
With CDSC (1.00%)	8.18%	N/A	N/A	N/A	9.36%

Lehman Brothers High Yield Corporate Bond Index	1 year	3 year	5 year	10 year	Since Inception (April 30, 2004)
	4.82%	N/A	N/A	N/A	7.05%

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 30, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Integrity High Income Fund and the Lehman Brothers High Yield Corporate Bond Index

Class A Shares
	Integrity High Income Fund w/o Sales Charge	Integrity High Income Fund w/Max Sales Charge	Lehman Brothers High Yield Corporate Bond Index
04/30/04	$10,000	$ 9,575	$10,000
2004	$10,981	$10,518	$10,934
2005	$11,803	$11,306	$11,233
06/30/06	$12,386	$11,864	$11,588

Putting Performance into Perspective

Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

June 30, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Trustees.  Two of the remaining three Trustees and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Director Lynn Aas retired from the Board of Directors and Jerry Stai was subsequently nominated and elected to the Board of Directors to fill the vacancy. Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 N. Main St. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave., SW Suite 305 Minot, ND 58701 71	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios.	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

June 30, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Trustee Chairman President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Trustee, Chairman, President (since January 1996) and Treasurer (until May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (since January 2002) and President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Vice President Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc.; Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Fund.

				N/A	Minot State University Alumni Association
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Funds.

				N/A	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

2Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Mr. Quist and Mr. Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and principal underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2006 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Coupon Rate	Maturity	Principal Amount	Market Value

CORPORATE BONDS (93.1%)

Aerospace & Defense (1.0%)
Spacehab	5.500%	10/15/10	1,095,000	$982,413

Broadcast Serv/Program (7.8%)
Liberty Media Corp	8.250	02/01/30	3,276,000	3,147,053
Sirius Satellite Radio	9.625	08/01/13	4,385,000	4,132,863
				7,279,916

Building-Residential/Commer (10.0%)
K Hovnanian Enterprises	6.250	01/15/16	600,000	523,500
Kimball Hill Inc.	10.500	12/15/12	4,388,000	4,135,690
William Lyon Homes	10.750	04/01/13	1,901,000	1,824,960
Standard Pacific Corporation	6.250	04/01/14	243,000	210,499
Tech Olympic USA, Inc.	7.500	03/15/11	243,000	214,448
Tech Olympic USA, Inc.	7.500	01/15/15	832,000	692,640
WCI Communities Inc	6.625	03/15/15	2,018,000	1,679,985
				9,281,722

Casino Hotels (9.4%)
Magna Entertainment	7.250	12/15/09	1,304,000	1,238,437
155 E Tropicana LLC	8.750	04/01/12	2,851,000	2,736,960
Trump Entertainment Resorts	8.500	06/01/15	4,311,000	4,149,338
Wynn Las Vegas	6.625	12/01/14	705,000	670,631
				8,795,366

Computers (3.5%)
Safeguard Scientifics	2.625	03/15/24	4,210,000	3,225,913

Electronic Comp-Semicon (6.6%)
Advanced Micro Devices	7.750	11/01/12	259,000	264,180
Amkor Technologies, Inc.	7.750	05/15/13	2,331,000	2,115,382
Stoneridge Inc.	11.500	05/01/12	3,972,000	3,813,120
				6,192,682

Finance - Auto Loans (8.7%)
Ford Motor Credit Co	7.000	10/01/13	4,642,000	4,003,790
General Motors Acceptance Corp	7.000	02/01/12	4,231,000	4,060,969
				8,064,759

Finance - Invest Bnkr/Brkr (1.5%)
Labranche & Company	11.000	05/15/12	1,254,000	1,373,130

Finance - Other Services (0.6%)
Level 3 Financing	10.750	10/15/11	500,000	517,500

Food - Retail (7.6%)
Landry's Restaurant	7.500	12/15/14	3,847,000	3,520,005
Marsh Supermarkets	8.875	08/01/07	3,559,000	3,532,307
				7,052,312
Marine Services (1.4%)
Great Lakes Dredge & Dock	7.750	12/15/13	1,378,000	1,267,760

Medical - Hospitals (4.4%)
Tenet Healthcare	6.875	11/15/31	5,115,000	4,079,213

Miscellaneous Manufacturer (4.3%)
Propex Fabrics Inc.	10.000	12/01/12	4,426,000	4,038,725

Oil Co. - Explor. & Prod. (6.4%)
Callon Petroleum	9.750	12/08/10	1,813,000	1,894,585
Clayton William Energy	7.750	08/01/13	4,386,000	4,035,120
				5,929,705
Oil Refining & Marketing (2.5%)
United Refining	10.500	08/15/12	2,218,000	2,295,630

Recreational Centers (0.6%)
Town Sports International	9.625	04/15/11	581,000	599,883

Resorts - Themeparks (4.5%)
Six Flags Inc.	8.875	02/01/10	173,000	164,350
Six Flags Inc.	9.750	04/15/13	4,308,000	3,984,900
				4,149,250
Retail - Jewelry (3.3%)
Finlay Fine Jewelry Corp	8.375	06/01/12	3,554,000	3,083,095

Retail - Major Dept. Store (1.8%)
Toys R Us	7.375	10/15/18	2,367,000	1,677,611

Retail - Regional Dept. Store (0.2%)
Dillards, Inc.	7.750	05/15/27	120,000	112,950
Dillards, Inc.	7.000	12/01/28	129,000	114,326
				227,276

Storage/Warehousing (0.1%)
Mobile Mini Inc.	9.500	07/01/13	83,000	89,744

Telecom Services (5.2%)
Grande Communications	14.000	04/01/11	3,432,000	3,706,560
PacWest Telecom Inc.	13.500	02/01/09	1,179,000	1,136,261
				4,842,821
Telephone-Integrated (1.7%)
Level 3 Communications Inc.	9.125	05/01/08	1,001,000	1,001,000
Level 3 Communications Inc.	11.000	03/15/08	599,000	612,477
				1,613,477

TOTAL CORPORATE BONDS (COST: $88,050,893)				$86,659,903

SHORT-TERM SECURITIES (5.6%)			Shares
Wells Fargo Advantage Investment Money Market			3,020,000	$3,020,000
Wells Fargo Advantage Treasury Plus Money Market			2,167,314	2,167,314
TOTAL SHORT-TERM SECURITIES (COST: $5,187,314)				$5,187,314

TOTAL INVESTMENTS IN SECURITIES (COST: $93,238,207)				$91,847,217

OTHER ASSETS LESS LIABILITIES				1,259,489

				$93,106,706
NET ASSETS

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Assets and LiabilitiesJune 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value (cost: $93,238,207)	$91,847,217
Accrued dividends receivable	16,051
Accrued interest receivable	1,793,628
Receivable for fund shares sold	1,046,256
Receivable due from broker	168
Prepaid expenses	35,809

Total Assets	$94,739,129

LIABILITIES
Dividends payable	$513,005
Disbursements in excess of demand deposit cash	879,002
Payable for fund shares redeemed	85,327
Payable to affiliates	151,183
Accrued expenses	3,906

Total Liabilities	$1,632,423

NET ASSETS	$93,106,706

Net assets are represented by:
Capital stock outstanding	$93,452,845
Accumulated undistributed net realized gain (loss) on investments	1,044,851
Unrealized depreciation on investments	(1,390,990)
Total amount representing net assets applicable to 9,138,379 outstanding shares of no par common stock (unlimited shares authorized)

$93,106,706

Net Assets Consist of:
Class A	$60,705,508
Class C	$32,401,198
Total Net Assets	$93,106,706

Shares Outstanding:
Class A	5,962,981
Class C	3,175,398

Net Asset Value per share:
Class A	$10.18
Class A – offering price (based on sales charge of 4.25%)	$10.63
Class C	$10.20

The accompanying notes are an integral part of these financial statements.

Financial StatementsJune 30, 2006

Statement of Operations For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$3,446,439
Dividends	62,586
Total Investment Income	$3,509,025

EXPENSES
Investment advisory fees	$382,940
Distribution (12b-1) fees Class A	60,216
Distribution (12b-1) fees Class C	139,195
Administrative service fees	79,588
Transfer agent fees	98,735
Accounting service fees	32,818
Transfer agent out-of-pockets	1,753
Custodian fees	4,223
Professional fees	19,184
Trustees fees	2,718
Reports to shareholders	5,457
Insurance expense	552
Legal fees	2,287
Audit fees	2,766
License, fees, and registrations	14,861
Total Expenses	$847,293
Less expenses waived or absorbed by the Fund’s manager	(77,796)
Total Net Expenses	$769,497

NET INVESTMENT INCOME (LOSS)	$2,739,528

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$1,044,851
Net change in unrealized appreciation (depreciation) of investments	(404,491)
Net Realized and Unrealized Gain (Loss) on Investments	$640,360
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,379,888

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Changes in Net Assets

For the six months ended June 30, 2006 and the year ended December 30, 2005

	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,739,528	$2,988,202
Net realized gain (loss) on investment transactions	1,044,851	1,268,464
Net change in unrealized appreciation (depreciation) on investments	(404,491)	(1,381,759)
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,379,888	$2,874,907

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A ($.38 and $.79, respectively)	$(1,801,468)	$(1,819,506)
Class C ($.35 and $.71, respectively)	(938,060)	(1,168,697)
Distributions from net realized gain on investment transactions:
Class A ($.00 and $.21, respectively)	0	(771,538)
Class C ($.00 and $.21, respectively)	0	(496,926)
Total Dividends and Distributions	$(2,739,528)	$(4,256,667)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares:
Class A	$28,335,662	$31,022,015
Class C	9,166,444	15,968,437
Proceeds from reinvested dividends:
Class A	1,086,958	1,754,147
Class C	528,410	1,059,603
Cost of shares redeemed:
Class A	(6,857,474)	(5,284,315)
Class C	(1,914,924)	(1,116,750)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$30,345,076	$43,403,137
TOTAL INCREASE (DECREASE) IN NET ASSETS	$30,985,436	$42,021,377
NET ASSETS, BEGINNING OF PERIOD	62,121,270	20,099,893
NET ASSETS, END OF PERIOD	$93,106,706	$62,121,270
Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial StatementsJune 30, 2006 (Unaudited)

Note 1. ORGANIZATION

The Integrity High Income Fund (the “Fund”) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently seven portfolios are offered. The Fund seeks a high level of current income with capital appreciation as a secondary objective.  Fund commenced operations on April 30, 2004 under The Integrity Funds.  From its inception September 7, 1992 until February 9, 1998, The Integrity Funds were organized by the investment adviser as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts.  On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust.  In connection with this reorganization, the name of the trust was changed from “Canandaigua National Collective Investment Fund for Qualified Trusts” to “The Canandaigua Funds.”  On March 3, 2003, the trust was renamed “The Integrity Funds”.

Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis.  Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis and a Contingent Deferred Sales Charge of 1.00% if shares are redeemed within 12 months of purchase.  The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Administrator using methods and procedures reviewed and approved by the Trustees.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”) and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 30, 2005	December 31, 2004
Tax-exempt Income	$0	$0
Ordinary Income	3,979,551	515,998
Long-term Capital Gains	277,116	0
Total	$4,256,667	$515,998

As of December 30, 2005, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	$0	($986,499)	($986,499)

For the year ended December 30, 2005, the Fund did not make any permanent reclassifications to reflect tax character.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended December 30, 2005, the Fund deferred to January 1, 2006, post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Multiple class allocations - The Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses.  Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.  For the six months ended June 30, 2006, distribution fees were the only class-specific expenses.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the last income dividend of the calendar year.  Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the settled shares of each class.

Premiums and discounts - Premiums and discounts on debt securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2006, there were unlimited shares of no par authorized; 9,138,379 and 6,165,932 shares were outstanding at June 30, 2006 and December 30, 2005, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class C Shares
	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005
Shares sold	2,774,161	3,021,763	896,502	1,551,490
Shares issued on reinvestment of dividends	106,566	172,284	51,690	103,975
Shares redeemed	(669,523)	(517,589)	(186,949)	(109,204)
Net increase (decrease)	2,211,204	2,676,458	761,243	1,546,261

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the Fund’s investment adviser; Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.  SMH Capital Advisors, Inc. (“SMH”), is the Sub-Adviser to the Fund.

The Advisory Agreement between the Fund and Integrity Money Management provides for fees to be computed at an annual rate of 1.00% of the Fund’s average daily net assets.  The Fund has recognized $305,144 of investment advisory fees after a partial waiver for the six months ended June 30, 2006.  The Fund has a payable to Integrity Money Management of $61,391 at June 30, 2006 for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Adviser has contractually agreed to waive its management fee and to reimburse expenses other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Integrity High Income Fund do not exceed 1.75% for the Class A shares and 2.50% for the Class C shares until March 31, 2007.  Thereafter, the expense limitation may be terminated or revised.  Amounts waived or reimbursed may be recouped by the Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  Class A currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class.  Class C currently pays an annual distribution fee of up to 1.00% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.

For the six months ended June 30, 2006, amounts paid or accrued to Integrity Funds Distributor and fees waived, if any, pursuant to Class A and Class C Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A Shares	$60,216	$0
Class C Shares	$139,195	$0

Integrity Fund Services provides shareholder services for a fee computed at an annual rate of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $98,735 of transfer agency fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $19,147 at June 30, 2006 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services for each additional share class.  The Fund has recognized $32,818 of accounting service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $5,900at June 30, 2006 for accounting service fees.  Integrity Fund Services also acts as the Fund’s administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  The Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $79,588 of administrative service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $15,418 at June 30, 2006 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $42,308,984 and $14,493,875, respectively, for the six months ended June 30, 2006.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $93,238,207. The net unrealized depreciation of investments based on the cost was $1,390,990, which is comprised of $1,198,960 aggregate gross unrealized appreciation and $2,589,950 aggregate gross unrealized depreciation.

Financial Highlights June 30, 2006

Selected per share data and ratios for the period indicated

Class A Shares

	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005	For The Period Since Inception (April 30, 2004) Through December 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.07	$10.33	$10.00

Income from Investment Operations:
Net investment income (loss)	$.38	$.79	$.57
Net realized and unrealized gain (loss) on investment transactions	.11	(.05)	.38
Total Income (Loss) From Investment Operations	$.49	$.74	$.95

Less Distributions:
Dividends from net investment income	$(.38)	$(.79)	$(.57)
Distributions from net realized gains	.00	(.21)	(.05)
Total Distributions	$(.38)	$(1.00)	$(.62)

NET ASSET VALUE, END OF PERIOD	$10.18	$10.07	$10.33

Total Return	9.88%(A)(C)	7.48%(A)	9.81%(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$60,706	$37,764	$11,112
Ratio of net expenses (after expense assumption) to average net assets	1.75%(B)(C)	1.75%(B)	1.69%(B)(C)
Ratio of net investment income to average net assets	7.48%(C)	7.71%	7.20%(C)
Portfolio turnover rate	20.20%	31.69%	29.81%

(A) Excludes maximum sales charge of 4.25%

(B) During the periods indicated above, Integrity Mutual Funds, Inc., assumed/waived expenses of $49,193, $71,122 and $32,195, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.95%, 2.05% and 3.00%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights June 30, 2006

Selected per share data and ratios for the period indicated

Class C Shares

	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005	For The Period Since Inception (April 30, 2004) Through December 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.09	$10.36	$10.00

Income from Investment Operations:
Net investment income (loss)	$.35	$.71	$.46
Net realized and unrealized gain (loss) on investment transactions	.11	(.06)	.41
Total Income (Loss) From Investment Operations	$.46	$.65	$.87

Less Distributions:
Dividends from net investment income	$(.35)	$(.71)	$(.46)
Distributions from net realized gains	.00	(.21)	(.05)
Total Distributions	$(.35)	$(.92)	$(.51)

NET ASSET VALUE, END OF PERIOD	$10.20	$10.09	$10.36

Total Return	9.09%(A)(C)	6.59%(A)	8.93%(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$32,401	$24,357	$8,988
Ratio of net expenses (after expense assumption) to average net assets	2.50%(B)(C)	2.50%(B)	2.48%(B)(C)
Ratio of net investment income to average net assets	6.74%(C)	6.96%	6.83%(C)
Portfolio turnover rate	20.20%	31.69%	29.81%

(A) Excludes contingent deferred sales charge of 1.00%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $28,603, $51,581 and $62,188, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.71%, 2.81% and 4.26%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Integrity Small Cap Growth Fund (the “Fund”) for the six months ended June 30, 2006.  The Fund's portfolio and related financial statements are presented within for your review.

Stock market performance was relatively strong in the first few months of the year, peaking on May 9th, followed by a significant pullback through June 14th.  Much of the recent damage coincided with comments made by Ben Bernanke, the recently appointed Fed Chairman.  Mr. Bernanke characterized the recent inflationary trends as “unwelcome” and indicated that the Fed would be vigilant in combating it.  The likely outcome is the continuation of measured interest rate hikes initiated by Mr. Bernanke’s predecessor, Alan Greenspan.  Various gauges of inflation have indeed indicated an upward trend.  Commodity prices have moved up sharply over the last three years and are likely to continue rising for the balance of the current economic expansion, albeit at a more moderate rate.  There is increasing evidence to suggest that world economies are currently transitioning from the deflationary cycle of the past 25 years or so to a new long term inflationary cycle; characterized by gradual but ever rising prices for virtually everything – not just commodities.  Such inflationary pressures are typical of the latter stages of shorter term cyclical economic expansions, similar to the current expansionary environment.  Barring some kind of Global cataclysmic shock, we are unlikely to see large, wrenching increases in the rate of inflation that were typical of the late 1970s and early 1980s.

The Small Cap Growth Fund (1.39%*) slightly underperformed the benchmark over the first six months of 2006.  Andrx (Pharmaceuticals) benefited from strong institutional buying followed by an acquisition proposal from Watson Pharmaceuticals.  Netease, a dominant player in China’s online gaming market, rebounded strongly from the price hit that occurred in November of 2005.  Maverick Tube (Oil & Gas Equipment – recently sold) agreed to be acquired by Tenaris SA, providing a vehicle to expand sales to the U.S.  Affiliated Managers (Diversified Financials – recently sold) added positively to fund performance.  Other bright spots were: Lam Research (Semiconductor Equipment – sold), Anixter (Technology Distribution – recently sold). Trucking stocks which were weak performers in the 1st quarter rebounded in the second quarter.  On the negative side, the continued slowing of the housing market has caused a steep decline in the stock of Hovnanian (Homebuilding).

Newfield Exploration (Oil & Gas Equipment) 4th quarter earnings fell short largely due to hurricane damage in the Gulf, which stuck the company with both lower volumes and massive repair costs.  PortalPlayer (Semiconductors – recently sold) plummeted on news that Apple would no longer use PortalPlayer chips in their new IPOD offerings.  Intel, a large capitalization holdings (by prospectus, up to 20% of holdings can be outside of the targeted market capitalization) performed poorly, while Texas Instruments is also down for 2006.  Turkcell (Wireless Telecom – recently sold) also hurt performance.  When viewed versus the benchmark, we are underweight positions in Energy, Construction & Engineering, Industrial Machinery, Diversified Commercial Services, Consumer Discretionary, and Specialty Retail.  We are currently overweight Chemicals, Trucking, Capital Markets, Insurance, Pharmaceuticals, Healthcare Providers, Semiconductor & Semiconductor Equipment, Wireless Telecom, and Electronic Equipment.

We manage the Small Cap Growth Fund using our quantitative intelligent expert system for stock selection.  The portfolio is focused on profitable small cap growth stocks that areexpected increased unit volume beneficiaries.  These are typicallyenterprises that are in the process of launching high demand proprietary products, or other firms, cyclical or otherwise, that are experiencing an improved outlook.  Such usually leads to upward revisions in earnings estimates and superior investment performance.  We do not own speculative micro cap “Story Stocks”.  We like to think of ourselves as investors in profitable companies, not speculators.

We focus on rapidly growing companies that were selling at reasonable P/E ratios.  Relative to benchmark, we are currently underweight in commercial services, consumer durables, media, consumer staples, retailing, banks, machinery, hotels and restaurants, regional banks, utilities, and overweight in healthcare providers, pharmaceuticals and biotechnology, technology hardware, trucking and wireless telecom issues.  We continue to focus on companies that are experiencing “positive change”.  At the end of June 2006, the portfolio had an average forward P/E ratio of approximately 14, a consensus future earnings growth rate of 16% and an average ROE of about 18%.

Smaller companies generally have much higher growth prospects than their larger competitors.  For this and other reasons, we believe our portfolio is well positioned to take advantage of the expanding economy and current market conditions.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

F. Martin Koenig, CFA

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The Fund invests in small and mid-sized companies.  Stocks of small and mid-sized companies are more sensitive to changing market conditions and, therefore, investing in such securities involves greater risk than investing in the securities of larger companies.

June 30, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com.  This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions June 30, 2006 (Unaudited)

American Depository Receipt (ADR)

A negotiable certificate representing a given number of shares of stock in a foreign corporation.  It is bought and sold in the American securities markets, just as stock is traded.

Appreciation

Increase in the value of an asset.

Average Annual Total Return

A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index

A commonly used measure of inflation; it does not represent an investment return.

Depreciation

Decrease in the value of an asset.

Load

A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value

Actual price at which a fund trades in the market place.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price

The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

June 30, 2006 (Unaudited)

COMPOSITION

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

HC – Healthcare	27.8%
T – Technology	21.1%
R – Repurchase Agreement	11.5%
TR – Transportation	10.9%
F – Financial	10.2%
E – Energy	7.9%
O – Other	5.5%
BM – Basic Materials	3.1%
CG – Capital Goods	2.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.
These percentages are subject to change.

TOP TEN HOLDINGS

(As a % of net assets)

1.	Berkley (W.R.)	6.4%
2.	Wells Fargo Repurchase Agreement	5.9%
3.	Wells Fargo Repurchase Agreement	5.6%
4.	Netease.com Inc. ADR	5.2%
5.	Arkansas Best Corp.	4.9%
6.	Kos Pharmaceuticals, Inc.	4.7%
7.	Newfield Exploration	4.4%
8.	Community Health Systems	4.2%
9.	ManTech International	4.0%
10.	Texas Instruments	3.9%

The Fund’s holdings are subject to change at any time.

June 30, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 30, 2005 to June 30, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/30/05	Ending Account Value 06/30/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,013.95	$13.34
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,011.75	$13.33

*Expenses are equal to the annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 180/360 days.  The Fund’s ending account value on the first line in the table is based on its actual total return of 1.39% for the six-month period of December 30, 2005 to June 30, 2006.

June 30, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2006
					Since Inception
Integrity Small Cap Growth Fund	1 year	3 year	5 year	10 year	(April 5, 1999)
Without Sales Charge	10.61%	14.09%	2.68%	N/A	9.22%
With Sales Charge (5.75%)	4.28%	11.85%	1.47%	N/A	8.33%

					Since Inception
Lipper Small Cap Growth Index	1 year	3 year	5 year	10 year	(April 5, 1999)
	11.65%	14.21%	3.32%	N/A	7.51%

					Since Inception
Russell 2000 Index	1 year	3 year	5 year	10 year	(April 5, 1999)
	14.58%	18.70%	8.49%	N/A	9.85%

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The Fund's performance prior to September 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.  The Willamette Asset Managers, Inc., served as investment adviser to the Fund from April 1, 2001 to September 19, 2003.  Prior to April 1, 2001, The Coventry Group served as investment adviser to the Fund.

June 30, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Integrity Small Cap Growth Fund, Lipper Small Cap Growth Index, and the Russell 2000 Index

	Integrity Small Cap Growth Fund w/o Sales Charge	Integrity Small Cap Growth Fund w/Max Sales Charge	Lipper Small Cap Growth Index	Russell 2000 Index

04/05/99	$10,000	$ 9,425	$10,000	$10,000
1999	$17,892	$16,863	$16,519	$12,673
2000	$17,327	$16,331	$15,155	$12,290
2001	$15,191	$14,318	$13,190	$12,596
2002	$11,467	$10,808	$ 9,546	$10,016
2003	$14,946	$14,087	$13,815	$14,748
2004	$16,747	$15,784	$15,312	$17,452
2005	$18,698	$17,623	$16,129	$18,246
06/30/06	$18,959	$17,869	$16,888	$19,745

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

June 30, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Trustees.  Two of the remaining three Trustees and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Director Lynn Aas retired from the Board of Directors and Jerry Stai was subsequently nominated and elected to the Board of Directors to fill the vacancy. Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 N. Main St. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave., SW Suite 305 Minot, ND 58701 71	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios.	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

June 30, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Trustee Chairman President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Trustee, Chairman, President (since January 1996) and Treasurer (until May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (since January 2002) and President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Vice President Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc.; Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Fund.

				N/A	Minot State University Alumni Association
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Funds.

				N/A	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

2Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Mr. Quist and Mr. Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and principal underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
COMMON STOCKS (82.9%)

Biotechnology & Drugs (3.5%)
*Angiotech Pharmaceuticals, Inc.	32,000	$376,000

Chemicals (3.1%)
Agrium Inc.	14,500	336,690

Communications Equipment (2.7%)
*Cisco Systems, Inc.	15,000	292,950

Computer Hardware (7.1%)
Intel Corp	17,500	331,625
*ManTech International	14,000	432,040
		763,665

Computer Services (5.2%)
*Netease.com Inc. ADR	25,000	558,251

Diversified Electronic (2.2%)
Anixter International Inc	5,000	237,300

Drugs and Pharmaceuticals (14.9%)
*Barr Pharmaceuticals, Inc.	7,500	357,675
*Cephalon Inc	7,000	420,700
*Kos Pharmaceuticals, Inc.	13,500	507,870
*Sciele Pharma Inc.	14,000	324,660
		1,610,905

Energy (3.4%)
Ensco International Inc.	8,000	368,160

Engineering (2.0%)
*Hovnanian Enterprises	7,000	210,560

Financial (3.8%)
*Dime Bancorp Warrants	20,400	4,488
*E*Trade Financial Corp.	18,000	410,760
		415,248

Healthcare (5.2%)
*Amsurg Corporation	13,000	295,750
Biomet, Inc.	8,500	265,965
		561,715

Hospitals (4.2%)
*Community Health Systems	12,300	452,025

Insurance (6.4%)
Berkley (W.R.)	20,250	691,132

Oil And Gas Operations (4.4%)
*Newfield Exploration	9,800	479,612

Semiconductor (3.9%)
Texas Instruments	14,000	424,060

Transportation (10.9%)
Arkansas Best Corp.	10,500	527,205
Hunt (JB) Transport	15,000	373,650
*YRC Worldwide Inc.	6,500	273,715
		1,174,570

TOTAL COMMON STOCKS (COST: $7,584,322)		$8,952,843

REPURCHASE AGREEMENTS (11.5%)	Matured Amount
Wells Fargo Repurchase Agreement
4.78%, Dated 06/17/06, Due 07/05/06, Collateralized by U.S. Treasury Obligations	$635,603	$635,603
Wells Fargo Repurchase Agreement
4.87%, Dated 06/21/06, Due 07/19/06, Collateralized by U.S. Treasury Obligations	$604,834	604,834
TOTAL REPURCHASE AGREEMENTS (COST: $1,240,437)		$1,240,437

SHORT-TERM SECURITIES (1.4%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $147,384)	147,384	$147,384

TOTAL INVESTMENTS IN SECURITIES (COST: $8,972,143)		$10,340,664
OTHER ASSETS LESS LIABILITIES		454,757

NET ASSETS		$10,795,421

*Non-income producing
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Assets and LiabilitiesJune 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value (cost: $8,972,143)	$10,340,664
Cash	127,037
Accrued dividends receivable	1,607
Accrued interest receivable	4,392
Prepaid expenses	4,976
Receivable for fund shares sold	450
Security sales receivable	467,582

Total Assets	$10,946,708

LIABILITIES
Accrued expenses	$13,169
Payable to affiliates	22,208
Payable for fund shares redeemed	115,910

Total Liabilities	$151,287

NET ASSETS	$10,795,421

Net assets are represented by:
Paid-in capital	$7,539,261
Accumulated undistributed net realized gain (loss) on investments	2,013,549
Accumulated undistributed net investment income	(125,910)
Unrealized appreciation on investments	1,368,521
Total amount representing net assets applicable to
873,325 outstanding shares of no par common stock
(unlimited shares authorized)	$10,795,421

Net Asset Value per share	$12.36
Public Offering Price (based on sales charge of 5.75%)	$13.11

The accompanying notes are an integral part of these financial statements.

Financial StatementsJune 30, 2006

Statement of Operations For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$31,194
Dividends	22,866
Total Investment Income	$54,060

EXPENSES
Investment advisory fees	$81,495
Distribution (12b-1) fees	33,956
Transfer agent fees	16,978
Accounting service fees	15,396
Administrative service fees	13,731
Custodian fees	1,976
Professional fees	4,663
Transfer agent out-of-pockets	308
Reports to shareholders	6,133
Insurance expense	4,300
Audit fees	2,619
License, fees, and registrations	1,692
Other fees	379
Total Expenses	$183,626
Less expenses waived or absorbed by the Fund’s manager	(3,656)
Total Net Expenses	$179,970

NET INVESTMENT INCOME (LOSS)	$(125,910)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$2,013,549
Net change in unrealized appreciation (depreciation) of investments	(1,542,160)
Net Realized and Unrealized Gain (Loss) on Investments	$471,389

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$345,479

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Changes in Net Assets

For the six months ended June 30, 2006 and the year ended December 30, 2005

	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(125,910)	$(299,428)
Net realized gain (loss) on investment transactions	2,013,549	3,348,668
Net change in unrealized appreciation (depreciation) on investments	(1,542,160)	(1,372,352)
Net Increase (Decrease) in Net Assets Resulting From Operations	$345,479	$1,676,888

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions ($0.00 and $3.10 respectively)	0	(3,061,875)
Total Dividends and Distributions	$0	$(3,061,875)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$208,274	$151,051
Proceeds from reinvested dividends	0	3,011,449
Cost of shares redeemed	(4,792,372)	(8,286,674)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(4,584,098)	$(5,124,174)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,238,619)	$(6,509,161)

NET ASSETS, BEGINNING OF PERIOD	15,034,040	21,543,201
NET ASSETS, END OF PERIOD	$10,795,421	$15,034,040
Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2006 (Unaudited)

Note 1.  ORGANIZATION

The Integrity Small Cap Growth Fund (the Fund) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently seven portfolios are offered.  On September 19, 2003, the Integrity Small Cap Growth Fund became a series of The Integrity Funds Trust.  Prior to this the Fund was a part of the Willamette Funds Group.  The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001 and were registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group.  On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001.  The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares.  The accompanying financial statements and financial highlights are those of the Integrity Small Cap Growth Fund.  The Fund seeks to provide long-term growth through capital appreciation.

Shares are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Administrator using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”) and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 30, 2005	December 31, 2004
Tax-exempt Income	$0	$0
Ordinary Income	0	0
Long-term Capital Gains	3,061,875	0
Total	$3,061,875	$0

As of December 30, 2005, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	$0	$2,910,681	$2,910,681

As of December 30, 2005, the Fund did not have net capital loss carryforwards, which are available to offset future realized capital gains.  The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

For the year ended December 30, 2005, the Fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended December 30, 2005, the Fund deferred to January 1, 2006 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income – Dividend income is recognized on the ex-dividend date.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts are required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2006, there were unlimited shares of no par authorized; 873,325 and 1,233,638 shares were outstanding at June 30, 2006 and December 30, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005
Shares sold	16,169	10,767
Shares issued on reinvestment of dividends	0	245,032
Shares redeemed	(376,482)	(598,400)
Net increase (decrease)	(360,313)	(342,601)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the Fund’s investment adviser; Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund’s average daily net assets.  The Fund has recognized $77,839 of investment advisory fees after a partial waiver for the six months ended June 30, 2006.  The Fund has a payable to Integrity Money Management of $10,392 at June 30, 2006 for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the Adviser.

The Adviser has contractually agreed until March 31, 2007 to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Integrity Small Cap Growth Fund do not exceed 2.65%.  After such a date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $33,956 of distribution fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Funds Distributor of $4,633 at June 30, 2006 for service fees.

Integrity Fund Services, the transfer agent, provides shareholder services for a fee computed at an annual rate of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $16,978 of transfer agency fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,317 at June 30, 2006 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services for each additional share class.  The Fund has recognized $15,396 of accounting service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,463 at June 30, 2006 for accounting service fees.  Integrity Fund Services also acts as the Fund’s administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $13,731 of administrative service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2006 for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $2,032,036 and $7,339,052, respectively, for the six months ended June 30, 2006.

Note 6.  INVESTMENT IN SECURITIES

At June 30, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $8,972,143.  The net unrealized appreciation of investments based on the cost was $1,368,521, which is comprised of $2,076,981 aggregate gross unrealized appreciation and $708,460 aggregate gross unrealized depreciation.

Financial Highlights June 30, 2006

Selected per share data and ratios for the period indicated

	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005	For The Year Ended December 31, 2004	For The Period April 1, 2003 Through December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$12.19	$13.67	$12.20	$8.94	$12.54	$12.93	$9.94

Income from Investment Operations:
Net investment income (loss)	$(.14)	$(.24)	$(.31)	$(.34)	$(.29)	$(.26)	$(.28)
Net realized and unrealized gain (loss) on investment transactions	.31	1.86	1.78	3.60	(3.31)	.73	(4.82)
Total Income (Loss) From Investment Operations	$.17	$1.62	$1.47	$3.26	$(3.60)	$.47	$(5.10)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	(3.10)	.00	.00	.00	(.86)	(1.91)
Total Distributions	$.00	$(3.10)	$.00	$.00	$.00	$(.86)	$(1.91)

NET ASSET VALUE, END OF PERIOD	$12.36	$12.19	$13.67	$12.20	$8.94	$12.54	$12.93

Total Return	2.79%(A)(C)	11.65%(A)	12.05%(A)	36.47%(A)(D)	(28.71%)(A)	4.02%(A)	(26.77%)(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$10,795	$15,034	$21,543	$23,485	$19,099	$31,528	$30,011
Ratio of net expenses (after expense assumption) to average net assets	2.65%(B)(C)	2.65%(B)	2.65%(B)	4.45%(B)(C)	3.13%(B)	2.64%(B)	2.58%(B)
Ratio of net investment income to average net assets	(1.85%)(C)	(1.76%)	(2.19%)	(3.89%)(C)	(2.67%)	(2.09%)	(1.85%)
Portfolio turnover rate	16.93%	28.64%	58.45%	59.04%	27.74%	52.13%	45.13%

(A) Excludes maximum sales charge of 5.75%.

(B) During the periods since December 31, 2003, Integrity Mutual Funds, Inc., assumed/waived expenses of $3,656, $15,012 and $53,156, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 2.70%, 2.74% and 2.89%, respectively. During the period April 1, 2003 through December 31, 2003, Integrity Mutual Funds, Inc., and Willamette Asset Managers assumed/waived expenses of $4,713.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.47%. During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group waived expenses of $46,274, $62,878, and $0 respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.33%, 2.84%, and 2.58%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Integrity Technology Fund (the “Fund”) for the six months ended June 30, 2006.  The Fund’s portfolio and related financial statements are presented within for your review.

Stock market performance was relatively strong in the first few months of the year, peaking on May 9th, followed by a significant pullback through June 14th.  Much of the recent damage coincided with comments made by Ben Bernanke, the recently appointed Fed Chairman.  Mr. Bernanke characterized the recent inflationary trends as “unwelcome” and indicated that the Fed would be vigilant in combating it.  The likely outcome is the continuation of measured interest rate hikes initiated by Mr. Bernanke’s predecessor, Alan Greenspan.  Various gauges of inflation have indeed indicated an upward trend.  Commodity prices have moved up sharply over the last three years and are likely to continue rising for the balance of the current economic expansion, albeit at a more moderate rate.  There is increasing evidence to suggest that world economies are currently transitioning from the deflationary cycle of the past 25 years or so to a new long term inflationary cycle; characterized by gradual but ever rising prices for virtually everything – not just commodities.  Such inflationary pressures are typical of the latter stages of shorter term cyclical economic expansions, similar to the current expansionary environment.  Barring some kind of Global cataclysmic shock, we are unlikely to see large, wrenching increases in the rate of inflation that were typical of the late 1970s and early 1980s.

The Technology Fund (-0.78%*) has outperformed its benchmarks for the first six months of 2006.  Netease, a dominant player in China’s online gaming market, rebounded strongly from the price hit that occurred in November of 2005.  Andrx (Pharmaceuticals – recently sold) benefited from strong institutional buying followed by an acquisition proposal from Watson Pharmaceuticals.  J2 Global Communications (recently sold), a provider of messaging and communications services, which continues to grow its subscriber base also moved considerably higher.  Our better performers include: America Movil (Wireless Telecom), which continues to grow its subscriber base in Latin America.  Trimble Navigation, a provider of GPS equipment and solutions to commercial and government users performed well, capitalizing on the ever-growing demand for wireless applications.  Anixter (recently sold), the world’s leading distributor of communications products also performed well.  PortalPlayer (Semiconductors – recently sold) plummeted on news that Apple would no longer use PortalPlayer chips in their new IPOD offerings.  Overall, our healthcare exposure hurt the Fund’s performance.  Kos Pharmaceuticals dropped on disappointing 4th quarter results and 1st quarter guidance below analyst expectations.  Boston Scientific performed poorly.  Factors include products recalls, and negative articles concerning drug eluting stent safety and defibrillator malfunction disclosure (by Boston’s recently acquired Guidant unit) that appeared in the media.  Intel (Semiconductors) hurt performance.  We believe that Intel’s new semiconductor lineup and strong manufacturing capacity will reverse the stock’s recent negative trend.  Also hurting performance was Genzyme (Biotechnology), Hyperion Solutions (Applications Software – recently sold), Infosys (IT Consulting- recently sold) and Turkcell (Wireless Telecom – recently sold).  When viewed versus the benchmark, we are overweight Wireless Telecom, Electronic Equipment, and Electronic Manufacturing.  We also have significant Healthcare holdings.  We are underweight Data Processing, Systems Software, Internet Software, Computer Hardware, Computer Storage, Semiconductors, and Integrated Telecom.

We manage the Technology Fund using our quantitative intelligent expert system for stock selection.  The portfolio is focused on profitable technology stocks that are expected increased unit volume beneficiaries.  These are typicallyenterprises that are in the process of launching high demand proprietary products, or other firms, cyclical or otherwise, that are experiencing an improved outlook.  Such usually leads to upward revisions in earnings estimates and superior investment performance.  We do not own speculative micro cap “Story Stocks” and “Hot New Issues” that don’t have a real business franchise, reminiscent of the “Dot Com” era of 1999 and early 2000.  We like to think of ourselves as investors in profitable companies, not speculators.

We focus on investment in rapidly growing companies with good price momentum selling at reasonable P/E ratios.  Relative to benchmark, we are currently underweight in data processing, systems software, communications equipment, computer hardware, integrated telecom, semiconductors, semiconductor equipment, and overweight in electronic equipment, healthcare equipment, biotechnology, IT consulting, applications software, and wireless telecom issues. We continue to evaluate the portfolio and make adjustments as market conditions warrant, focusing on companies that are experiencing “positive change”.  At the end of June 2006, the portfolio had an average forward P/E ratio of approximately 16, a consensus future earnings growth rate of 17% and an average ROE of 18%.

Contrary to popular belief, the tech’s are likely to be the driving force behind the current economic expansion and for decades to come.  Participants in the Technology Fund should continue to benefit from these trends.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

F. Martin Koenig, CFA

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

June 30, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com.  This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund’s shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions June 30, 2006 (Unaudited)

American Depository Receipt

A negotiable certificate representing a given number of shares of stock in a foreign corporation.  It is bought and sold in the American securities markets, just as stock is traded.

Appreciation

Increase in the value of an asset.

Average Annual Total Return

A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index

A commonly used measure of inflation; it does not represent an investment return.

Depreciation

Decrease in the value of an asset.

Load

A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value

Actual price at which a fund trades in the market place.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price

The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

June 30, 2006 (Unaudited)

COMPOSITION

PORTFOLIO MARKET SECTORS

(as a % of Net Assets)

H – Healthcare	36.3%
T – Technology	33.6%
R – Repurchase Agreement	10.9%
S – Services	9.1%
O – Other	4.9%
F – Financial	2.8%
E – Energy	2.4%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

TOP TEN HOLDINGS

(as a % of Net assets)

1.	Intel Corp.	6.6%
2.	Netease.com Inc. ADR	5.9%
3.	Wells Fargo Repurchase Agreement	5.6%
4.	Harris Corp	5.5%
5.	Texas Instruments	5.3%
6.	Wells Fargo Repurchase Agreement	5.3%
7.	Kos Pharmaceuticals, Inc.	5.3%
8.	America Movil SA ADR	4.7%
9.	Trimble Navigation	4.4%
10.	Labor Ready Inc.	4.4%

The Fund’s holdings are subject to change at any time

June 30, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 30, 2005 to June 30, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/30/05	Ending Account Value 06/30/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$992.23	$13.20
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,011.75	$13.33

*Expenses are equal to the annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 180/360 days.  The Fund’s ending account value on the first line in the table is based on its actual total return of (0.78%) for the six-month period of December 30, 2005 to June 30, 2006.

June 30, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2006
					Since Inception (March 2, 2000)
Integrity Technology Fund	1 year	3 year	5 year	10 year
Without Sales Charge	6.68%	14.03%	(5.30%)	N/A	(23.80%)
With Sales Charge (5.75%)	0.56%	11.79%	(6.42%)	N/A	(24.51%)

Lipper Science & Technology Index	1 year	3 year	5 year	10 year	Since Inception (March 2, 2000)
	7.96%	9.58%	(4.56%)	N/A	(15.70%)

Nasdaq 100 Index	1 year	3 year	5 year	10 year	Since Inception (March 2, 2000)
	5.47%	9.44%	(2.95%)	N/A	(14.46%)

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The Fund's performance prior to September 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.  The Willamette Asset Managers, Inc., served as investment adviser to the Fund from April 1, 2001 to September 19, 2003. Prior to April 1, 2001, The Coventry Group served as investment adviser to the Fund.

June 30, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Integrity Technology Fund, the Lipper Science & Technology Index, and the Nasdaq 100 Index

	Integrity Technology Fund w/o Sales Charge	Integrity Technology Fund w/Max Sales Charge	Lipper Science & Technology Index	Nasdaq 100 Index
03/02/2000	$10,000	$ 9,425	$10,000	$10,000
2000	$ 3,953	$ 3,725	$ 5,497	$ 5,530
2001	$ 1,757	$ 1,656	$ 3,588	$ 3,725
2002	$ 1,003	$ 945	$ 2,103	$ 2,325
2003	$ 1,469	$ 1,385	$ 3,183	$ 3,467
2004	$ 1,679	$ 1,583	$ 3,314	$ 3,829
2005	$ 1,801	$ 1,698	$ 3,492	$ 3,885
06/30/2006	$ 1,789	$ 1,686	$ 3,390	$ 3,720

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

June 30, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Trustees.  Two of the remaining three Trustees and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Director Lynn Aas retired from the Board of Directors and Jerry Stai was subsequently nominated and elected to the Board of Directors to fill the vacancy. Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 N. Main St. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave., SW Suite 305 Minot, ND 58701 71	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios.	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

June 30, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Trustee Chairman President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Trustee, Chairman, President (since January 1996) and Treasurer (until May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (since January 2002) and President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Vice President Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc.; Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Funds.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Fund.

				N/A	Minot State University Alumni Association

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

2Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Mr. Quist and Mr. Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and principal underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2006 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (84.1%)

Biotechnology & Drugs (3.7%)
*Angiotech Pharmaceuticals, Inc.	18,000	$211,500

Business Service (4.4%)
*Labor Ready Inc.	11,000	249,150

Communications Equipment (2.7%)
*Cisco Systems, Inc.	8,000	156,240

Computer Hardware (6.6%)
Intel Corp	20,000	379,000

Computer Services (5.9%)
*Netease.com Inc. ADR	15,000	334,950

Diversified Electronic (3.2%)
*Benchmark Electronic	7,522	181,431

Drugs and Pharmaceuticals (20.4%)
*Barr Pharmaceuticals, Inc.	3,000	143,070
*Cephalon Inc	2,500	150,250
*Kos Pharmaceuticals, Inc.	8,000	300,960
Merck & Co	6,000	218,580
*Sciele Pharma Inc.	6,500	150,735
Wyeth	4,500	199,845
		1,163,440

Energy (2.4%)
*Ensco International Inc.	3,000	138,060

Financial (2.8%)
*E*Trade Financial Corp.	7,000	159,740

Healthcare (9.8%)
*Amsurg Corporation	7,000	159,250
Biomet, Inc.	5,000	156,450
*Genzyme Corp.	4,000	244,200
		559,900

Medical Equipment (2.4%)
*Boston Scientific Corp.	8,000	134,720

Semiconductor (5.3%)
Texas Instruments	10,000	302,900

Telecommunications (14.5%)
America Movil SA ADR	8,000	266,080
*Covad Communications Group Inc.	667	1,340
Harris Corp	7,500	311,325
*Trimble Navigation	5,595	249,761
		828,506

TOTAL COMMON STOCKS (COST: $4,273,378)		$4,799,537

REPURCHASE AGREEMENTS (10.9%)	Matured Amount
Wells Fargo Repurchase Agreement
4.78%, Dated 06/07/2006, Due 07/05/2006, Collateralized by U.S. Treasury Obligations	$317,769	$317,769
Wells Fargo Repurchase Agreement
4.87%, Dated 06/21/2006, Due 07/19/2006, Collateralized by U.S. Treasury Obligations	$302,417	302,417
TOTAL REPURCHASE AGREEMENTS (COST: $620,186)		$620,186

SHORT-TERM SECURITIES (1.2%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $66,242)	66,242	$66,242

TOTAL INVESTMENTS IN SECURITIES (COST: $4,959,806)		$5,485,965
OTHER ASSETS LESS LIABILITIES		220,395

NET ASSETS		$5,706,360

*Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Assets and Liabilities June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value (cost: $4,959,806)	$5,485,965
Cash	162,164
Security sales receivable	140,461
Accrued dividends receivable	2,280
Accrued interest receivable	2,365
Prepaid expenses	3,509
Total Assets	$5,796,744

LIABILITIES
Accrued expenses	$3,578
Payable to affiliates	10,689
Payable for fund shares redeemed	76,117
Total Liabilities	$90,384

NET ASSETS	$5,706,360

Net assets are represented by:
Paid-in capital	$44,283,857
Accumulated undistributed net realized gain (loss) on investments	(39,047,837)
Accumulated undistributed net investment income (loss)	(55,819)
Unrealized appreciation on investments	526,159
Total amount representing net assets applicable to 638,542 outstanding shares of no par common stock (unlimited shares authorized)

$5,706,360

Net asset value per share	$8.94
Public Offering Price (based on sales charge of 5.75%)	$9.49

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Operations For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$16,748
Dividends	28,300
Total Investment Income	$45,048

EXPENSES
Investment advisory fees	$45,676
Distribution (12b-1) fees	11,943
Transfer agent fees	12,000
Accounting service fees	13,903
Administrative service fees	12,000
Custodian fees	1,973
Professional fees	3,955
Trustees fees	960
Transfer agent out-of-pockets	440
Reports to shareholders	6,986
Insurance expense	2,149
License, fees, and registrations	1,009
Foreign tax expense	110
Legal fees	424
Audit fees	3,243
Total Expenses	$116,771
Less expenses waived or absorbed by the Fund’s manager	(15,904)
Total Net Expenses	$100,867

NET INVESTMENT INCOME (LOSS)	$(55,819)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$1,478,857
Net change in unrealized appreciation (depreciation) of investments	(1,348,377)
Net Realized and Unrealized Gain (Loss) on Investments	$130,480
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,661

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Changes in Net Assets

For the six months ended June 30, 2006 and the year ended December 30, 2005

	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(55,819)	$(150,440)
Net realized gain (loss) on investment transactions	1,478,857	1,777,060
Net change in unrealized appreciation (depreciation) on investments	(1,348,377)	(1,042,829)
Net Increase (Decrease) in Net Assets Resulting From Operations	$74,661	$583,791

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$83,096	$514,978
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(3,184,661)	(4,685,410)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(3,101,565)	$(4,170,432)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(3,026,904)	$(3,586,641)

NET ASSETS, BEGINNING OF PERIOD	8,733,264	12,319,905
NET ASSETS, END OF PERIOD	$5,706,360	$8,733,264
Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2006 (Unaudited)

Note 1.  ORGANIZATION

The Integrity Technology Fund (the “Fund”) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently seven portfolios are offered.  On September 19, 2003,the Integrity Technology Fund became a series of The Integrity Funds Trust.  Prior to this the Fund was a part of the Willamette Funds Group.  The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001 and were registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001.  The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares.  The accompanying financial statements and financial highlights are those of the Integrity Technology Fund.  The Fund seeks long-term growth through capital appreciation.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Administrator using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”) and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 30, 2005	December 31, 2004
Tax-exempt Income	$0	$0
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$0	$0

During the years ended December 30, 2005, and December 31, 2004, there were no distributions paid.

As of December 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($40,526,694)	$1,874,536	($38,652,158)

As of December 30, 2005, the Fund had net capital loss carryforwards, which are available to offset future realized capital gains.  The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2008	$8,683,095
2009	$24,860,489
2010	$6,063,295
2011	$919,815

For the year ended December 30, 2005, the Fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended December 30, 2005, the Fund deferred to January 1, 2006 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other – Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date for financial reporting purposes.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income – Dividend income is recognized on the ex-dividend date.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation), related to open futures contracts, is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2006, there were unlimited shares of no par authorized; 638,542 and 969,319 shares were outstanding at June 30, 2006, and December 30, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005
Shares sold	8,816	59,357
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(339,593)	(558,855)
Net increase (decrease)	(330,777)	(499,498)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the Fund’s investment adviser; Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund’s average daily net assets.  The Fund has recognized $29,772 of investment advisory fees after a partial waiver for the six months ended June 30, 2006.  The Fund has a payable to Integrity Money Management of $2,868 at June 30, 2006 for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

The Adviser has contractually agreed until March 31, 2007 to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Integrity Technology Fund do not exceed 2.65%.  After such a date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $11,943 of distribution fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Funds Distributor of $1,264 at June 30, 2006.

Integrity Fund Services provides shareholder services for a fee computed at an annual rate of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $12,000 of transfer agency fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2006 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services for each additional share class.  The Fund has recognized $13,903 of accounting service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,253 at June 30, 2006 for accounting service fees.  Integrity Fund Services also acts as the Fund’s administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  The Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $12,000 of administrative service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2006 for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $870,859 and $4,194,387, respectively, for the six months ended June 30, 2006.

Note 6.  INVESTMENT IN SECURITIES

At June 30, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $4,959,806.  The net unrealized appreciation of investments based on the cost was $526,159, which is comprised of $1,071,158 aggregate gross unrealized appreciation and $544,999 aggregate gross unrealized depreciation.

Note 7.  INVESTMENT RISKS

Risks of Technology-Related Companies – Because the Integrity Technology Fund invests primarily in stocks of technology-related companies, it is particularly susceptible to risks associated with these companies.  The Technology Fund’s performance will depend on the performance of securities of issuers in technology-related industries, which may differ from general stock market performance.  The products and services of technology-related companies may become rapidly obsolete due to technological advances, competing technologies or price competition.  In addition, government regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these companies or the market value of their securities.  Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

Financial Highlights June 30, 2006

Selected per share data and ratios for the period indicated

	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005	For The Year Ended December 31, 2004	For The Period April 1, 2003 Through December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002*	For The Year Ended March 31, 2001*
NET ASSET VALUE, BEGINNING OF PERIOD	$9.01	$8.39	$7.34	$4.71	$8.00	$10.22	$44.75

Income from Investment Operations:
Net investment income (loss)	$(.09)	$(.16)	$(.20)	$(.23)	$(.21)	$(.22)	$(.56)
Net realized and unrealized gain (loss) on investment transactions	.02	.78	1.25	2.86	(3.08)	(2.00)	(33.95)
Total Income (Loss) From Investment Operations	$(.07)	$.62	$1.05	$2.63	$(3.29)	$(2.22)	$(34.51)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	.00	.00	.00	.00	(.02)
Total Distributions	$.00	$.00	$.00	$.00	$.00	$.00	$(.02)

NET ASSET VALUE, END OF PERIOD	$8.94	$9.01	$8.39	$7.34	$4.71	$8.00	$10.22

Total Returns	(1.55%)(A)(C)	7.39%(A)	14.31%(A)	55.84%(A)(D)	(41.13%)(A)	(21.72%)(A)	(77.19%)(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$5,706	$8,733	$12,320	$13,456	$9,447	$16,763	$12,671
Ratio of net expenses (after expense assumption) to average net assets	2.65%(B)(C)	2.65%(B)	2.65%(B)	4.85%(B)(C)	4.12%(B)	3.26%(B)	2.84%(B)
Ratio of net investment income to average net assets	(1.47%)(C)	(1.54%)	(2.33%)	(4.64%)(C)	(3.93%)	(3.01%)	(2.48%)
Portfolio turnover rate	12.88%	33.51%	49.29%	77.40%	116.42%	360.05%	199.34%

* Adjusted for a 1:5 reverse split on April 13, 2001.

(A)  Excludes maximum sales charges of 5.75%.

(B)  During the periods since December 31, 2003, Integrity Mutual Funds, Inc. assumed/waived expenses of $15,904, $50,468 and $39,849, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 3.07%, 3.17% and 2.96%, respectively.  During the period April 1, 2003 through December 31, 2003, Integrity Mutual Funds, Inc. and Willamette Asset Managers assumed/waived expenses of $44,352.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 5.34%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $54,037, $63,109, and $0, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.62%, 3.68%, and 2.84%, respectively.

(C)  Ratio is annualized.

(D)  Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Integrity Value Fund (the “Fund”) for the six months ended June 30, 2006.  The Fund’s portfolio and related financial statements are presented within for your review.

Stock market performance was relatively strong in the first few months of the year, peaking on May 9th, followed by a significant pullback through June 14th.  Much of the recent damage coincided with comments made by Ben Bernanke, the recently appointed Fed Chairman.  Mr. Bernanke characterized the recent inflationary trends as “unwelcome” and indicated that the Fed would be vigilant in combating it.  The likely outcome is the continuation of measured interest rate hikes initiated by Mr. Bernanke’s predecessor, Alan Greenspan.  Various gauges of inflation have indeed indicated an upward trend.  Commodity prices have moved up sharply over the last three years and are likely to continue rising for the balance of the current economic expansion, albeit at a more moderate rate.  There is increasing evidence to suggest that world economies are currently transitioning from the deflationary cycle of the past 25 years or so to a new long term inflationary cycle; characterized by gradual but ever rising prices for virtually everything – not just commodities.  Such inflationary pressures are typical of the latter stages of shorter term cyclical economic expansions, similar to the current expansionary environment.  Barring some kind of Global cataclysmic shock, we are unlikely to see large, wrenching increases in the rate of inflation that were typical of the late 1970s and early 1980s.

The Value Fund (-0.77%*) underperformed benchmarks over the first six months of 2006.  The Fund was positively affected by several issues.  Netease, a dominant player in China’s online gaming market, rebounded strongly from the price hit that occurred in November of 2005.  Andrx (Pharmaceuticals – recently sold) benefited from strong institutional buying followed by an acquisition proposal from Watson Pharmaceuticals.  Maverick Tube (Oil & Gas Equipment – recently sold), agreed to be acquired by Tenaris SA, providing a vehicle to expand sales to the U.S.  Affiliated Managers (Diversified Financials – recently sold) added positively to fund performance.  In the technology area, Anixter (Technology Distribution) and Lam Research (Semiconductor Equipment - sold) appreciated nicely.  Caterpillar (Construction & Farm Equipment) was strong due to continued global demand for construction equipment.  Global appetites for natural resources will be the key driver.  Viewed versus the benchmark, the Fund’s performance was negatively affected by its underweight exposure to Metals & Mining, Railroads, Consumer Discretionary, Aerospace & Defense, Media, and Integrated Telecom.  Securities hurting Fund performance were positions in PortalPlayer (Semiconductors – recently sold), which plummeted on news that Apple would no longer use PortalPlayer chips in their new IPOD offerings.  Boston Scientific (Health Care Equipment) performed poorly.  Factors include products recalls, and negative articles concerning drug eluting stent safety and defibrillator malfunction disclosure (by Boston’s recently acquired Guidant unit) that appeared in the media.  Also, continued slowing of the housing market has caused a steep decline in the stock of Hovnanian (Homebuilding).  Intel (Semiconductors) also hurt performance.  We believe that Intel’s new semiconductor lineup and strong manufacturing capacity will reverse the stock’s recent negative trend.  Kos Pharmaceuticals dropped on disappointing 4th quarter results and 1st quarter guidance below analyst expectations. Genzyme (Biotechnology) was also weak.

We manage the Value Fund using our quantitative intelligent expert system for stock selection.  The portfolio is focused on profitable value stocks that areexpected increased unit volume beneficiaries.  These are typicallyenterprises, cyclical or otherwise, that are experiencing an improved outlook.  Such usually leads to upward revisions in earnings estimates and superior investment performance.  We do not own speculative “Red Ink Turn Arounds” with an unattractive business franchise.  We like to think of ourselves as investors in profitable companies, not speculators.

Relative to benchmark, we are currently underweight in utilities, retail apparel, banks, automobiles and components, multiline retail, materials, consumer staples, media, and integrated oil & gas and oil & gas exploration.  We are overweight in semiconductor, semiconductor equipment, wireless telecom issues, biotechnology, pharmaceuticals, construction & farm equipment, insurance, and homebuilding.  We continue to focus on companies that are experiencing “positive change” while still selling at reasonable valuations as opposed to high-yielding, low-growth defensive stocks such as utilities and consumer staples.  We do not invest in high yield issues without regard to the viability and attractiveness of the underlying business franchise.  At the end of June 2006, the portfolio had an average forward P/E ratio of approximately 14, a consensus future earnings growth rate of 15% and an average ROE of over 19%.

While value investing is generally considered to be a defensive style, often underperforming in a bull market, we never the less believe our Value Fund is well positioned to take advantage of what we expect to be a vibrant economic expansion in the years ahead.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

F. Martin Koenig, CFA

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The Fund invests in small and mid-sized companies.  Stocks of small and mid-sized companies are more sensitive to changing market conditions and, therefore, investing in such securities involves greater risk than investing in the securities of larger companies.

June 30, 2006 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com.  This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund’s shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions June 30, 2006 (Unaudited)

American Depository Receipt

A negotiable certificate representing a given number of shares of stock in a foreign corporation.  It is bought and sold in the American securities markets, just as stock is traded.

Appreciation

Increase in the value of an asset.

Average Annual Total Return

A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index

A commonly used measure of inflation; it does not represent an investment return.

Depreciation

Decrease in the value of an asset.

Load

A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value

Actual price at which a fund trades in the market place.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price

The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

June 30, 2006 (Unaudited)

COMPOSITION

PORTFOLIO MARKET SECTORS

(as a % of Net Assets)

HC – Healthcare	35.3%
T – Technology	17.3%
RP – Repurchase Agreement	12.7%
F – Financial	12.6%
O – Other	8.4%
E – Energy	7.1%
CG – Capital Goods	6.6%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

TOP TEN HOLDINGS

(as a % of Net Assets)

1.	Wells Fargo Repurchase Agreement	6.5%
2.	Wells Fargo Repurchase Agreement	6.1%
3.	Intel Corp.	5.8%
4.	Netease.com Inc. ADR	5.4%
5.	ConocoPhillips	5.0%
6.	Angiotech Pharmaceuticals, Inc.	4.8%
7.	Kos Pharmaceuticals, Inc.	4.6%
8.	J.P. Morgan Chase & Co.	4.5%
9.	Merrill Lynch	4.2%
10.	Boston Scientific Corp.	4.1%

The Fund’s holdings are subject to change at any time.

June 30, 2006 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 30, 2005 to June 30, 2006.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/30/05	Ending Account Value 06/30/06	Expenses Paid During Period*
Actual
Class A	$1,000.00	$992.27	$13.20
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,011.75	$13.33

* Expenses are equal to the annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 180/360 days.  The Fund’s ending account value on the first line in the table is based on its actual total return of (0.77%) for the six-month period from December 30, 2005 to June 30, 2006.

June 30, 2006 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2006
					Since Inception
Integrity Value Fund	1 year	3 year	5 year	10 year	(May 26, 1998)
Without Sales Charge	5.99%	9.28%	1.44%	N/A	0.82%
With Sales Charge (5.75%)	(0.10%)	7.14%	0.26%	N/A	0.09%

					Since Inception
Lipper Large Cap Value Index	1 year	3 year	5 year	10 year	(May 26, 1998)
	10.46%	12.84%	3.93%	N/A	4.33%

					Since Inception
Dow Jones Composite Index	1 year	3 year	5 year	10 year	(May 26, 1998)
	20.57%	17.64%	6.92%	N/A	6.35%

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The Fund's performance prior to September 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.  The Willamette Asset Managers, Inc., served as investment adviser to the Fund from April 1, 2001 to September 19, 2003.  Prior to April 1, 2001, The Coventry Group served as investment adviser to the Fund.

June 30, 2006 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Integrity Value Fund, Lipper Large Cap Value Index, and the Dow Jones Composite Index

	Integrity Value Fund w/o Sales Charge	Integrity Value Fund w/Max Sales Charge	Lipper Large Cap Value Index	Dow Jones Composite Index
05/26/98	$10,000	$ 9,425	$10,000	$10,000
1998	$ 9,990	$ 9,416	$10,682	$10,279
1999	$10,468	$ 9,866	$11,833	$11,717
2000	$10,237	$ 9,648	$12,065	$12,316
2001	$ 9,165	$ 8,638	$11,030	$10,952
2002	$ 7,677	$ 7,236	$ 8,860	$ 9,207
2003	$ 9,404	$ 8,864	$11,340	$11,914
2004	$10,091	$ 9,511	$12,700	$13,770
2005	$10,767	$10,148	$13,496	$15,076
06/30/06	$10,684	$10,070	$14,098	$16,463

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

June 30, 2006 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Trustees.  Two of the remaining three Trustees and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

Effective January 6, 2006, Independent Director Lynn Aas retired from the Board of Directors and Jerry Stai was subsequently nominated and elected to the Board of Directors to fill the vacancy.  Mr. Aas’ retirement also created a vacancy on the Audit Committee and the Governance Nominating Committee that Mr. Stai will occupy.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 1 N. Main St. Minot, ND 58703 53	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 15 2nd Ave., SW Suite 305 Minot, ND 58701 71	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 58	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios.	16	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

June 30, 2006 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 61	Trustee Chairman President	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (until May 2004), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., (until June 2004), Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Trustee, Chairman, President (since January 1996) and Treasurer (until May 2004), Integrity Managed Portfolios; Director, President and Treasurer (until August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (May 2000 to November 2001- October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (since January 2002) and President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 71	Vice President Secretary	Since May 2003	Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (until September 2004), Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (until June 2004), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc.; Vice President and Secretary, Integrity Managed Portfolios; and Director, ARM Securities Corporation (May 2000 to June 2003).	3	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 35	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Fund.

				N/A	Minot State University Alumni Association
Laura K. Anderson 1 N. Main St. Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, Integrity Managed Portfolios and Integrity Mutual Funds.

				N/A	None

1The Fund Complex consists of the three funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.

2Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Mr. Quist and Mr. Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and principal underwriter.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

Schedule of Investments June 30, 2006 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (80.8%)

Banks (4.5%)
J.P. Morgan Chase & Co.	3,500	$147,000

Biotechnology & Drugs (4.8%)
*Angiotech Pharmaceuticals, Inc.	13,500	158,625

Communications Equipment (2.4%)
*Cisco Systems, Inc.	4,000	78,120

Computer Hardware (5.8%)
Intel Corp.	10,000	189,500

Computer Services (5.4%)
*Netease.com Inc. ADR	8,000	178,640

Drugs and Pharmaceuticals (17.9%)
*Barr Pharmaceuticals, Inc.	1,500	71,535
*Cephalon Inc	1,500	90,150
*Kos Pharmaceuticals, Inc.	4,000	150,480
Merck & Co	3,500	127,505
*Sciele Pharma Inc.	2,500	57,975
Wyeth	2,000	88,820
		586,465

Energy (2.1%)
Ensco International Inc.	1,500	69,030

Engineering (3.2%)
*Hovnanian Enterprises	3,500	105,280

Financial (4.2%)
Merrill Lynch	2,000	139,120

Healthcare (8.5%)
*Amsurg Corporation	3,500	79,625
Biomet, Inc.	3,000	93,870
*Genzyme Corp.	1,700	103,785
		277,280

Insurance (3.9%)
Berkley (W.R.)	3,750	127,988

Machinery & Equipment (3.4%)
Caterpillar Inc	1,500	111,720

Medical Equipment (4.1%)
*Boston Scientific Corp.	8,000	134,720

Oil And Gas Operations (5.0%)
ConocoPhillips	2,500	163,825

Semiconductor (3.7%)
Texas Instruments	4,000	121,160

Transportation (1.9%)
*YRC Worldwide Inc.	1,500	63,165

TOTAL COMMON STOCKS (COST: $2,666,681)		$2,651,638

REPURCHASE AGREEMENTS (12.7%)	Matured Amount
Wells Fargo Repurchase Agreement
4.78%, Dated 06/07/2006, Due 07/05/2006, Collateralized by U.S. Treasury Obligations	$214,226	$214,226
Wells Fargo Repurchase Agreement
4.87%, Dated 06/21/2006, Due 07/19/2006, Collateralized by U.S. Treasury Obligations	$201,611	201,611
TOTAL REPURCHASE AGREEMENTS (COST: $415,837)		$415,837

SHORT-TERM SECURITIES (4.1%)	Shares
Wells Fargo Advantage Investment Money Market	88,000	$88,000
Wells Fargo Advantage Treasury Plus Money Market	47,930	47,930
TOTAL SHORT-TERM SECURITIES (COST: $135,930)		$135,930

TOTAL INVESTMENTS IN SECURITIES (COST: $3,218,448)		$3,203,405
OTHER ASSETS LESS LIABILITIES		78,303

NET ASSETS		$3,281,708

*Non-income producing

ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Assets and Liabilities June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value (cost: $3,218,448)	$3,203,405
Security sales receivable	94,667
Accrued dividends receivable	1,480
Accrued interest receivable	1,542
Prepaid expenses	3,097
Receivable for fund shares sold	100
Receivable from manager	870
Total Assets	$3,305,161

LIABILITIES
Payable to affiliates	$7,207
Accrued expenses	4,003
Payable for fund shares redeemed	9,682
Disbursements in excess of demand deposit cash	2,561
Total Liabilities	$23,453

NET ASSETS	$3,281,708

Net assets are represented by:
Paid-in capital	$3,729,138
Accumulated undistributed net realized gain (loss) on investments	(401,228)
Accumulated undistributed net investment income (loss)	(31,159)
Unrealized depreciation on investments	(15,043)
Total amount representing net assets applicable to
319,473 outstanding shares of no par common stock
(unlimited shares authorized)	$3,281,708

Net asset value per share	$10.27
Public Offering Price (based on sales charge of 5.75%)	$10.90

The accompanying notes are an integral part of these financial statements.

Financial StatementsJune 30, 2006

Statement of Operations For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$10,150
Dividends	14,506
Total Investment Income	$24,656

EXPENSES
Investment advisory fees	$21,062
Distribution (12b-1) fees	6,619
Transfer agent fees	12,000
Accounting service fees	13,053
Administrative service fees	12,000
Custodian fees	1,837
Professional fees	3,751
Trustees fees	866
Transfer agent out-of-pockets	31
Reports to shareholders	2,916
Legal fees	158
Audit fees	2,774
Other fees	646
Total Expenses	$77,713
Less expenses waived or absorbed by the Fund’s manager	(21,898)
Total Net Expenses	$55,815

NET INVESTMENT INCOME (LOSS)	$(31,159)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$438,634
Net change in unrealized appreciation (depreciation) of investments	(363,198)
Net Realized and Unrealized Gain (Loss) on Investments	$75,436

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,277

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2006

Statement of Changes in Net Assets

For the six months ended June 30, 2006 and the year ended December 30, 2005

	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(31,159)	$(85,886)
Net realized gain (loss) on investment transactions	438,634	829,993
Net change in unrealized appreciation (depreciation) on investments	(363,198)	(480,234)
Net Increase (Decrease) in Net Assets Resulting From Operations	$44,277	$263,873

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$64,237	$238,205
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(1,708,131)	(5,272,297)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(1,643,894)	$(5,034,092)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,599,617)	$(4,770,219)

NET ASSETS, BEGINNING OF PERIOD	4,881,325	9,651,544
NET ASSETS, END OF PERIOD	$3,281,708	$4,881,325
Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial StatementsJune 30, 2006 (Unaudited)

Note 1.  ORGANIZATION

The Integrity Value Fund (the “Fund”) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently seven portfolios are offered.  On September 19, 2003, the Integrity Value Fund became a series of the Integrity Funds Trust.  Prior to this the Fund was part of the Willamette Funds Group.  The Willamette Funds which were organized as a Delaware statutory trust on January 17, 2001 and were registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group.  On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001.  The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares.  The accompanying financial statements and financial highlights are those of the Integrity Value Fund.  The Fund seeks above average total return through a combination of capital appreciation and dividend income.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Administrator using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”) and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 30, 2005	December 31, 2004
Tax-Exempt Income	$0	$0
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$0	$0

During the fiscal years ended December 30, 2005 and December 31, 2004, there were no distributions paid.

As of December 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
0	0	0	($839,861)	$348,155	($491,706)

As of December 30, 2005, the Fund had net capital loss carryforwards, which are available to offset future realized gains.  The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2011	$839,861

For the year ended December 30, 2005, the Fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended December 30, 2005, the Fund deferred to January 1, 2006 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income – Dividend income is recognized on the ex-dividend date.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2006, there were unlimited shares of no par authorized; 319,473 and 471,835 shares were outstanding at June 30, 2006, and December 30, 2005, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005
Shares sold	5,983	23,906
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(158,345)	(546,779)
Net increase (decrease)	(152,362)	(522,873)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the Fund’s investment adviser; Integrity Funds Distributor, Inc. (“Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.00% of the Fund’s average daily net assets.  The Fund has recognized $895 of investment advisory fees after a partial waiver for the six months ended June 30, 2006.  Certain officers and trustees of the Fund are also officers and directors of the Adviser.

The Adviser has contractually agreed until March 31, 2007 to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Integrity Value Fund do not exceed 2.65%.  After such a date, the expense limitation may be terminated or revised.  Amounts waived or reimbursed in a particular fiscal year may be recouped by the Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.  An expense limitation lowers expense ratios and increases returns to investors.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $6,619 of distribution fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Funds Distributor of $705 at June 30, 2006 for distribution fees.

Integrity Fund Services provides shareholder services for a fee computed at an annual rate of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $12,000 of transfer agency fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2006 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services for each additional share class.  The Fund has recognized $13,053 of accounting service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,141 at June 30, 2006 for accounting service fees.  Integrity Fund Services also acts as the Fund’s administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  An additional fee with a minimum $500 per month will be charged for each additional share class.  The Fund has recognized $12,000 of administrative service fees for the six months ended June 30, 2006.  The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2006 for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $435,195 and $2,310,343, respectively, for the six months ended June 30, 2006.

Note 6.  INVESTMENT IN SECURITIES

At June 30, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $3,218,448.  The net unrealized depreciation of investments based on the cost was $15,043, which is comprised of $390,837 aggregate gross unrealized appreciation and $405,880 aggregate gross unrealized depreciation.

Financial Highlights June 30, 2006

Selected per share data and ratios for the period indicated

	For The Six Months Ended June 30, 2006 (Unaudited)	For The Year Ended December 30, 2005	For The Year Ended December 31, 2004	For The Period April 1, 2003 Through December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$10.35	$9.70	$9.04	$6.82	$9.28	$9.12	$9.65

Income from Investment Operations:
Net investment income (loss)	$(.10)	$(.18)	$(.11)	$(.12)	$(.05)	$(.07)	$(.02)
Net realized and unrealized gain (loss) on investment transactions	.02	.83	.77	2.34	(2.41)	.23	(.49)
Total Income (Loss) From Investment Operations	$(.08)	$.65	$.66	$2.22	$(2.46)	$.16	$(.51)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00	$.00
Return of capital	.00	.00	.00	.00	.00	.00	(.01)
Distributions from net realized gains	.00	.00	.00	.00	.00	.00	(.01)
Total Distributions	$.00	$.00	$.00	$.00	$.00	$.00	$(.02)

NET ASSET VALUE, END OF PERIOD	$10.27	$10.35	$9.70	$9.04	$6.82	$9.28	$9.12

Total Return	(1.55%)(A)(D)	6.70%(A)	7.30%(A)	32.55%(A)(C)	(26.51%)(A)	1.75%(A)	(5.23%)(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$3,282	$4,881	$9,652	$10,730	$8,562	$11,826	$12,879
Ratio of net expenses (after expense assumption) to average net assets	2.65%(B)(D)	2.65%(B)	2.65%(B)	4.66%(B)(D)	3.64%(B)	3.13%(B)	2.90%(B)
Ratio of net investment income to average net assets	(1.48%)(D)	(1.34%)	(1.06%)	(1.94%)(D)	(0.63%)	(0.71%)	(0.22%)
Portfolio turnover rate	11.75%	29.96%	81.42%	34.08%	45.09%	30.41%	66.29%

(A) Excludes maximum sales charge of 5.75%.

(B) During the periods since December 31, 2003, Integrity Mutual Funds, Inc., assumed/waived expenses of $21,898, $37,394 and $22,747, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 3.69%, 3.23% and 2.87%, respectively.  During the period April 1, 2003 through December 31, 2003, Integrity Mutual Funds, Inc., and Willamette Asset Managers assumed/waived expenses of $14,133.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.85%. During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $0, $0, and $0, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.64%, 3.13%, and 2.90%, respectively.

(C) Ratio is not annualized.

(D) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2)	Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. The Code has been amended to remove references to the functions of the corporation and apply specifically to the Funds during the registrant's most recent fiscal half-year. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PFO and PEO during the period covered by this report.

Item 3)	Audit Committee Financial Expert.
The information required by this Item is only required in an annual report on Form N-CSR.
Item 4)	Principal Accountant Fees and Services.
The information required by this Item is only required in an annual report on Form N-CSR.
Item 5)	Audit Committee of Listed Registrants.
Not applicable.
Item 6)	Schedule of Investments.
The Schedule of Investments is included in Item 1 of this Form N-CSRS.
Item 7)	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8)	Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9)	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10)	Submissions of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors in the last fiscal half-year.
Item 11)	Controls and Procedures.
(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSRS (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12)	Exhibits.
(a) (1) The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.
(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/Robert E. Walstad
Robert E. Walstad
President, The Integrity Funds

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura K. Anderson
Laura K. Anderson
Treasurer,	The Integrity Funds

Date:	August 30, 2006